Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Small Cap Index Fund
July 31, 2023
ZAP-NPRT1-0923
1.9881628.106
Common Stocks - 99.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.4%
Anterix, Inc. (a)	2,477	69,529
AST SpaceMobile, Inc. (a)(b)	8,137	34,908
ATN International, Inc.	1,469	53,383
Bandwidth, Inc. (a)	3,069	46,495
Charge Enterprises, Inc. (a)	17,851	16,973
Cogent Communications Group, Inc.	5,796	354,947
Consolidated Communications Holdings, Inc. (a)	9,928	35,542
EchoStar Holding Corp. Class A (a)	4,494	87,318
Globalstar, Inc. (a)	93,192	100,647
IDT Corp. Class B (a)	2,097	49,741
Liberty Latin America Ltd.:
Class A (a)	3,660	30,744
Class C (a)	20,463	170,252
Lumen Technologies, Inc.	135,571	242,672
Ooma, Inc. (a)	3,243	48,645
Radius Global Infrastructure, Inc. (a)	11,363	169,422
		1,511,218
Entertainment - 0.4%
Atlanta Braves Holdings, Inc.	6,424	261,585
Atlanta Braves Holdings, Inc. Class A	900	42,606
Cinemark Holdings, Inc. (a)	14,717	245,627
IMAX Corp. (a)	6,003	110,515
Lions Gate Entertainment Corp.:
Class A (a)	8,420	64,666
Class B (a)	14,894	109,024
Loop Media, Inc.	4,889	11,245
Madison Square Garden Entertainment Corp.	5,801	202,107
Marcus Corp.	3,227	50,341
Playstudios, Inc. Class A (a)	11,440	56,399
Reservoir Media, Inc. (a)	2,528	13,803
Sphere Entertainment Co. (a)	3,497	148,448
Vivid Seats, Inc. Class A (a)	3,361	27,997
		1,344,363
Interactive Media & Services - 0.7%
Bumble, Inc. (a)	13,578	251,465
CarGurus, Inc. Class A (a)	13,130	297,526
Cars.com, Inc. (a)	8,932	203,739
DHI Group, Inc. (a)	5,944	22,409
Eventbrite, Inc. (a)	10,357	119,209
EverQuote, Inc. Class A (a)	2,729	19,321
fuboTV, Inc. (a)(b)	27,313	92,045
Grindr, Inc. (a)	5,471	32,279
Liberty TripAdvisor Holdings, Inc. (a)	71	3,018
MediaAlpha, Inc. Class A (a)	2,890	29,305
Nextdoor Holdings, Inc. (a)	19,534	60,751
Outbrain, Inc. (a)	5,509	29,253
QuinStreet, Inc. (a)	6,977	61,956
Shutterstock, Inc.	3,318	170,711
System1, Inc. (a)	3,308	9,461
TrueCar, Inc. (a)	11,661	28,569
Vimeo, Inc. (a)	20,461	84,299
Yelp, Inc. (a)	9,033	406,937
Ziff Davis, Inc. (a)	6,307	457,384
ZipRecruiter, Inc. (a)	9,342	173,014
		2,552,651
Media - 0.8%
Advantage Solutions, Inc. Class A (a)	11,152	28,884
AMC Networks, Inc. Class A (a)	4,138	52,222
Boston Omaha Corp. (a)	3,102	60,551
Cardlytics, Inc. (a)	4,539	52,970
Clear Channel Outdoor Holdings, Inc. (a)	49,918	89,852
Daily Journal Corp. (a)	179	51,824
E.W. Scripps Co. Class A (a)	8,001	78,890
Emerald Holding, Inc. (a)	2,155	10,667
Entravision Communication Corp. Class A	8,295	39,650
Gambling.com Group Ltd. (a)	1,451	17,775
Gannett Co., Inc. (a)	18,995	53,566
Gray Television, Inc.	11,161	105,695
iHeartMedia, Inc. (a)	13,701	64,806
Integral Ad Science Holding Corp. (a)	5,094	106,210
John Wiley & Sons, Inc. Class A	5,751	196,857
Magnite, Inc. (a)	17,979	272,022
PubMatic, Inc. (a)	5,812	116,182
Quotient Technology, Inc. (a)	11,906	46,910
Scholastic Corp.	3,846	166,109
Sinclair, Inc. Class A	4,752	66,100
Stagwell, Inc. (a)	14,561	97,704
TechTarget, Inc. (a)	3,497	113,583
TEGNA, Inc.	30,080	508,352
Thryv Holdings, Inc. (a)	4,118	97,597
Townsquare Media, Inc.	1,555	18,629
Urban One, Inc. Class D (non-vtg.) (a)	2,715	15,421
WideOpenWest, Inc. (a)	6,872	56,625
		2,585,653
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	8,881	133,837
Shenandoah Telecommunications Co.	6,467	120,739
Spok Holdings, Inc.	2,421	35,492
Telephone & Data Systems, Inc.	13,345	107,027
		397,095
TOTAL COMMUNICATION SERVICES		8,390,980
CONSUMER DISCRETIONARY - 10.6%
Automobile Components - 1.5%
Adient PLC (a)	12,813	545,321
American Axle & Manufacturing Holdings, Inc. (a)	15,305	144,632
Cooper-Standard Holding, Inc. (a)	2,249	41,427
Dana, Inc.	17,435	330,916
Dorman Products, Inc. (a)	3,528	298,786
Fox Factory Holding Corp. (a)	5,723	640,404
Gentherm, Inc. (a)	4,429	264,721
Holley, Inc. (a)	7,007	44,354
LCI Industries	3,318	452,144
Luminar Technologies, Inc. (a)(b)	36,547	270,448
Modine Manufacturing Co. (a)	6,907	259,427
Patrick Industries, Inc.	2,864	247,879
Solid Power, Inc. (a)	20,843	59,611
Standard Motor Products, Inc.	2,835	108,212
Stoneridge, Inc. (a)	3,523	72,010
The Goodyear Tire & Rubber Co. (a)	37,757	607,133
Visteon Corp. (a)	3,771	581,073
XPEL, Inc. (a)	3,035	246,533
		5,215,031
Automobiles - 0.1%
Fisker, Inc. (a)(b)	26,395	162,857
LiveWire Group, Inc.	1,506	18,253
Winnebago Industries, Inc.	4,003	275,406
Workhorse Group, Inc. (a)(b)	21,878	29,098
		485,614
Broadline Retail - 0.1%
Big Lots, Inc.	3,810	39,053
ContextLogic, Inc. (a)	2,816	26,752
Dillard's, Inc. Class A	488	167,404
Qurate Retail, Inc. (a)	277	2,105
		235,314
Distributors - 0.0%
Weyco Group, Inc.	815	22,250
Diversified Consumer Services - 1.0%
2U, Inc. (a)	10,651	50,912
Adtalem Global Education, Inc. (a)	6,088	263,245
Carriage Services, Inc.	1,807	58,493
Chegg, Inc. (a)	15,885	160,915
Coursera, Inc. (a)	17,507	274,685
Duolingo, Inc. (a)	3,853	597,947
European Wax Center, Inc. (a)	4,590	88,908
Frontdoor, Inc. (a)	11,009	384,434
Graham Holdings Co.	496	291,028
Laureate Education, Inc. Class A	17,547	224,953
Lincoln Educational Services Corp. (a)	3,212	22,837
Nerdy, Inc. Class A (a)	7,865	38,853
OneSpaWorld Holdings Ltd. (a)	9,834	126,318
Perdoceo Education Corp.	9,024	120,470
Rover Group, Inc. Class A (a)	12,397	67,936
Strategic Education, Inc.	3,048	228,905
Stride, Inc. (a)	5,704	217,950
Udemy, Inc. (a)	11,514	135,980
Universal Technical Institute, Inc. (a)	4,493	32,709
WW International, Inc. (a)	7,312	85,185
		3,472,663
Hotels, Restaurants & Leisure - 2.3%
Accel Entertainment, Inc. (a)	7,295	83,163
Bally's Corp. (a)	3,940	64,143
Biglari Holdings, Inc. Class B (a)	92	18,691
BJ's Restaurants, Inc. (a)	3,048	114,788
Bloomin' Brands, Inc.	11,757	315,911
Bluegreen Vacations Holding Corp. Class A	1,441	56,329
Bowlero Corp. Class A (a)	3,946	47,865
Brinker International, Inc. (a)	5,876	230,809
Carrols Restaurant Group, Inc. (a)	4,864	28,649
Century Casinos, Inc. (a)	3,545	28,183
Chuy's Holdings, Inc. (a)	2,432	101,147
Cracker Barrel Old Country Store, Inc. (b)	2,965	276,338
Dave & Buster's Entertainment, Inc. (a)	5,814	266,281
Denny's Corp. (a)	7,223	84,942
Dine Brands Global, Inc.	2,098	126,551
El Pollo Loco Holdings, Inc.	3,824	40,726
Everi Holdings, Inc. (a)	11,346	168,375
Fiesta Restaurant Group, Inc. (a)	2,349	18,087
First Watch Restaurant Group, Inc. (a)	2,011	37,485
Full House Resorts, Inc. (a)	4,369	28,049
Global Business Travel Group, Inc. (a)	4,254	29,948
Golden Entertainment, Inc.	2,717	115,038
Hilton Grand Vacations, Inc. (a)	10,917	507,641
Inspired Entertainment, Inc. (a)	2,922	36,788
International Game Technology PLC	14,563	492,666
Jack in the Box, Inc.	2,782	276,559
Krispy Kreme, Inc.	11,776	181,350
Kura Sushi U.S.A., Inc. Class A (a)	781	77,717
Life Time Group Holdings, Inc. (a)	5,988	108,323
Light & Wonder, Inc. Class A (a)	12,240	860,472
Lindblad Expeditions Holdings (a)	4,637	54,809
Monarch Casino & Resort, Inc.	1,819	126,093
Mondee Holdings, Inc. (a)	6,060	51,874
Nathan's Famous, Inc.	360	28,836
Noodles & Co. (a)	5,444	19,871
Papa John's International, Inc.	4,677	386,788
PlayAGS, Inc. (a)	4,930	32,637
Portillo's, Inc. (a)	5,701	131,408
Potbelly Corp. (a)	3,443	32,881
RCI Hospitality Holdings, Inc.	1,158	80,771
Red Robin Gourmet Burgers, Inc. (a)	2,106	30,642
Red Rock Resorts, Inc.	6,347	307,830
Rush Street Interactive, Inc. (a)	8,585	32,881
Sabre Corp. (a)	43,909	180,027
SeaWorld Entertainment, Inc. (a)	5,343	295,842
Shake Shack, Inc. Class A (a)	5,065	393,348
Six Flags Entertainment Corp. (a)	9,682	231,400
Super Group SGHC Ltd. (a)	18,252	55,304
Sweetgreen, Inc. Class A (a)	12,982	195,639
Target Hospitality Corp. (a)	4,169	53,238
The Cheesecake Factory, Inc.	6,515	239,622
The ONE Group Hospitality, Inc. (a)	2,992	22,051
Xponential Fitness, Inc. (a)	3,300	69,696
		7,876,502
Household Durables - 2.1%
Beazer Homes U.S.A., Inc. (a)	3,987	134,083
Cavco Industries, Inc. (a)	1,175	347,389
Century Communities, Inc.	3,816	294,672
Cricut, Inc. (b)	6,378	75,643
Dream Finders Homes, Inc. (a)(b)	3,247	82,799
Ethan Allen Interiors, Inc.	3,110	97,872
GoPro, Inc. Class A (a)	17,471	71,456
Green Brick Partners, Inc. (a)	3,549	200,589
Helen of Troy Ltd. (a)	3,230	456,399
Hooker Furnishings Corp.	1,476	29,623
Hovnanian Enterprises, Inc. Class A (a)	642	68,450
Installed Building Products, Inc.	3,182	471,000
iRobot Corp. (a)	3,669	146,760
KB Home	9,940	536,462
La-Z-Boy, Inc.	5,861	183,860
Landsea Homes Corp. (a)	1,830	18,062
Legacy Housing Corp. (a)	1,330	31,548
LGI Homes, Inc. (a)	2,790	387,113
Lovesac (a)	1,896	55,515
M.D.C. Holdings, Inc.	7,891	404,650
M/I Homes, Inc. (a)	3,614	361,400
Meritage Homes Corp.	4,886	727,770
Purple Innovation, Inc.	8,492	26,495
Skyline Champion Corp. (a)	7,193	501,064
Snap One Holdings Corp. (a)	2,477	24,126
Sonos, Inc. (a)	17,039	292,048
Taylor Morrison Home Corp. (a)	14,109	683,158
Traeger, Inc. (a)	4,726	21,078
TRI Pointe Homes, Inc. (a)	13,291	423,717
United Homes Group, Inc. (a)	832	9,460
Vizio Holding Corp. (a)	10,149	75,610
VOXX International Corp. (a)	1,861	17,196
		7,257,067
Leisure Products - 0.5%
Acushnet Holdings Corp.	4,186	249,611
AMMO, Inc. (a)	11,785	24,513
Clarus Corp.	3,850	34,265
Escalade, Inc.	1,338	19,535
Funko, Inc. (a)	4,658	38,009
JAKKS Pacific, Inc. (a)	982	20,465
Johnson Outdoors, Inc. Class A	727	42,980
Latham Group, Inc. (a)	5,244	20,661
Malibu Boats, Inc. Class A (a)	2,730	163,664
Marine Products Corp.	1,098	17,612
MasterCraft Boat Holdings, Inc. (a)	2,364	72,457
Smith & Wesson Brands, Inc.	6,173	78,582
Solo Brands, Inc. Class A (a)	3,000	17,580
Sturm, Ruger & Co., Inc.	2,351	124,485
Topgolf Callaway Brands Corp. (a)	19,287	385,161
Vista Outdoor, Inc. (a)	7,566	229,250
		1,538,830
Specialty Retail - 2.5%
1-800-FLOWERS.com, Inc. Class A (a)	3,424	29,720
Abercrombie & Fitch Co. Class A (a)	6,574	260,396
Academy Sports & Outdoors, Inc.	10,021	599,156
America's Car Mart, Inc. (a)	785	93,509
American Eagle Outfitters, Inc.	24,523	344,548
Arko Corp.	11,012	91,840
Asbury Automotive Group, Inc. (a)	2,908	656,045
BARK, Inc. (a)	14,659	21,109
Big 5 Sporting Goods Corp. (b)	2,965	28,375
Boot Barn Holdings, Inc. (a)	3,995	375,131
Build-A-Bear Workshop, Inc.	1,799	44,165
Caleres, Inc.	4,668	126,223
Camping World Holdings, Inc. (b)	5,619	179,977
CarParts.com, Inc. (a)	7,224	36,264
Carvana Co. Class A (a)	12,871	591,422
Chico's FAS, Inc. (a)	16,512	100,723
Designer Brands, Inc. Class A (b)	6,667	66,337
Destination XL Group, Inc. (a)	7,642	39,433
Duluth Holdings, Inc. (a)	1,814	13,170
Envela Corp. (a)	1,078	8,074
EVgo, Inc. Class A (a)(b)	9,483	41,441
Foot Locker, Inc.	11,027	296,295
Franchise Group, Inc.	3,076	91,542
Genesco, Inc. (a)	1,622	45,757
Group 1 Automotive, Inc.	1,867	482,676
GrowGeneration Corp. (a)	7,908	31,474
Guess?, Inc.	3,912	82,113
Haverty Furniture Companies, Inc.	1,980	70,488
Hibbett, Inc.	1,695	78,648
J.Jill, Inc. (a)	614	13,938
Lands' End, Inc. (a)	1,941	18,207
Lazydays Holdings, Inc. (a)	1,708	22,392
Leslie's, Inc. (a)	23,819	151,727
MarineMax, Inc. (a)	2,871	115,787
Monro, Inc.	4,176	153,050
National Vision Holdings, Inc. (a)	10,410	225,168
OneWater Marine, Inc. Class A (a)	1,550	58,358
Overstock.com, Inc. (a)	6,057	220,899
PetMed Express, Inc.	2,839	41,591
Rent the Runway, Inc. Class A (a)	5,898	10,911
Revolve Group, Inc. (a)	5,540	109,249
Sally Beauty Holdings, Inc. (a)	14,365	171,949
Shoe Carnival, Inc.	2,275	60,538
Signet Jewelers Ltd.	5,985	481,733
Sleep Number Corp. (a)	2,863	79,276
Sonic Automotive, Inc. Class A (sub. vtg.)	2,101	100,617
Sportsman's Warehouse Holdings, Inc. (a)	4,932	31,072
Stitch Fix, Inc. (a)	11,099	56,716
The Aaron's Co., Inc.	4,248	67,203
The Buckle, Inc.	4,123	150,737
The Cato Corp. Class A (sub. vtg.)	2,409	20,477
The Children's Place, Inc. (a)	1,602	50,367
The ODP Corp. (a)	4,589	228,899
thredUP, Inc. (a)	9,649	33,964
Tile Shop Holdings, Inc. (a)	3,909	24,861
Tilly's, Inc. (a)	2,991	25,932
Torrid Holdings, Inc. (a)	1,626	4,423
Upbound Group, Inc.	7,399	256,227
Urban Outfitters, Inc. (a)	8,562	311,400
Warby Parker, Inc. (a)(b)	11,380	170,017
Winmark Corp.	378	137,388
Zumiez, Inc. (a)	2,127	40,115
		8,571,239
Textiles, Apparel & Luxury Goods - 0.5%
Allbirds, Inc. Class A (a)	12,797	19,196
Figs, Inc. Class A (a)	17,169	126,364
Fossil Group, Inc. (a)	5,812	16,157
G-III Apparel Group Ltd. (a)	5,604	116,059
Hanesbrands, Inc.	47,197	248,728
Kontoor Brands, Inc.	7,462	316,090
Movado Group, Inc.	2,076	59,581
Oxford Industries, Inc.	2,013	217,102
Rocky Brands, Inc.	878	17,665
Steven Madden Ltd.	10,103	337,238
Vera Bradley, Inc. (a)	3,449	23,246
Wolverine World Wide, Inc.	10,418	131,996
		1,629,422
TOTAL CONSUMER DISCRETIONARY		36,303,932
CONSUMER STAPLES - 3.3%
Beverages - 0.4%
Coca-Cola Bottling Co. Consolidated	642	406,649
Duckhorn Portfolio, Inc. (a)	5,911	74,360
MGP Ingredients, Inc.	2,137	243,639
National Beverage Corp. (a)	3,178	167,957
Primo Water Corp.	21,053	298,321
The Vita Coco Co., Inc. (a)	3,856	101,876
Zevia PBC (a)	3,394	9,435
		1,302,237
Consumer Staples Distribution & Retail - 0.5%
Andersons, Inc.	4,333	211,537
Chefs' Warehouse Holdings (a)	4,732	171,961
HF Foods Group, Inc. (a)	5,492	28,723
Ingles Markets, Inc. Class A	1,886	159,933
Natural Grocers by Vitamin Cottage, Inc.	1,177	14,654
PriceSmart, Inc.	3,470	269,723
SpartanNash Co.	4,716	105,827
Sprouts Farmers Market LLC (a)	13,890	545,183
United Natural Foods, Inc. (a)	7,965	165,672
Village Super Market, Inc. Class A	1,103	25,678
Weis Markets, Inc.	2,217	147,076
		1,845,967
Food Products - 1.1%
Alico, Inc.	932	24,139
B&G Foods, Inc. Class A (b)	9,591	127,177
Benson Hill, Inc. (a)	22,746	31,617
Beyond Meat, Inc. (a)(b)	7,927	136,344
BRC, Inc. Class A (a)(b)	5,052	23,138
Cal-Maine Foods, Inc.	5,167	238,664
Calavo Growers, Inc.	2,324	87,685
Dole PLC	9,629	127,199
Forafric Global PLC (a)	673	7,450
Fresh Del Monte Produce, Inc.	4,585	121,869
Hostess Brands, Inc. Class A (a)	17,828	428,585
J&J Snack Foods Corp.	2,021	324,007
John B. Sanfilippo & Son, Inc.	1,206	131,345
Lancaster Colony Corp.	2,622	505,076
Limoneira Co.	2,369	36,767
Mission Produce, Inc. (a)	6,452	74,972
Seneca Foods Corp. Class A (a)	679	26,186
Sovos Brands, Inc. (a)	5,347	95,177
SunOpta, Inc. (a)	12,187	80,800
The Hain Celestial Group, Inc. (a)	12,022	152,319
The Simply Good Foods Co. (a)	12,194	472,030
TreeHouse Foods, Inc. (a)	6,904	356,315
Utz Brands, Inc. Class A	9,719	162,793
Vital Farms, Inc. (a)	4,137	48,403
Westrock Coffee Holdings (b)	3,759	41,706
		3,861,763
Household Products - 0.3%
Central Garden & Pet Co. (a)	975	39,468
Central Garden & Pet Co. Class A (non-vtg.) (a)	5,628	215,102
Energizer Holdings, Inc.	9,587	342,256
Oil-Dri Corp. of America	658	41,303
WD-40 Co.	1,822	418,149
		1,056,278
Personal Care Products - 0.8%
BellRing Brands, Inc. (a)	17,929	644,548
Edgewell Personal Care Co.	6,862	270,431
elf Beauty, Inc. (a)	6,742	786,926
Herbalife Ltd. (a)	13,235	214,936
Inter Parfums, Inc.	2,462	368,217
MediFast, Inc.	1,449	147,639
Nature's Sunshine Products, Inc. (a)	1,776	24,775
Nu Skin Enterprises, Inc. Class A	6,678	196,266
The Beauty Health Co. (a)	10,945	90,734
Thorne HealthTech, Inc. (a)	1,754	10,471
USANA Health Sciences, Inc. (a)	1,498	97,235
Waldencast PLC (a)	2,665	14,791
		2,866,969
Tobacco - 0.2%
Ispire Technology, Inc.	356	3,286
Turning Point Brands, Inc.	2,291	54,640
Universal Corp.	3,263	165,010
Vector Group Ltd.	19,501	255,853
		478,789
TOTAL CONSUMER STAPLES		11,412,003
ENERGY - 7.2%
Energy Equipment & Services - 2.6%
Archrock, Inc.	18,661	217,587
Atlas Energy Solutions, Inc.	2,185	43,154
Borr Drilling Ltd. (a)(b)	30,678	269,353
Bristow Group, Inc. (a)	3,147	96,833
Cactus, Inc.	8,672	440,364
Championx Corp.	26,703	950,627
Core Laboratories, Inc.	6,272	163,009
Diamond Offshore Drilling, Inc. (a)	13,645	216,000
DMC Global, Inc. (a)	2,618	49,375
Dril-Quip, Inc. (a)	4,556	117,955
Expro Group Holdings NV (a)	11,843	262,796
Forum Energy Technologies, Inc. (a)	1,298	35,319
Helix Energy Solutions Group, Inc. (a)	19,223	184,541
Helmerich & Payne, Inc.	13,482	603,589
KLX Energy Services Holdings, Inc. (a)	1,697	19,906
Liberty Oilfield Services, Inc. Class A	22,982	378,514
Mammoth Energy Services, Inc. (a)	3,051	14,919
Nabors Industries Ltd. (a)	1,224	149,928
Newpark Resources, Inc. (a)	10,044	55,443
Nextier Oilfield Solutions, Inc. (a)	26,136	311,541
Noble Corp. PLC	14,443	754,936
Oceaneering International, Inc. (a)	13,468	302,357
Oil States International, Inc. (a)	8,310	66,812
Patterson-UTI Energy, Inc.	27,825	440,748
ProFrac Holding Corp. (a)	3,285	42,278
ProPetro Holding Corp. (a)	13,202	137,829
Ranger Energy Services, Inc. Class A (a)	2,089	21,935
RPC, Inc.	11,471	95,439
SEACOR Marine Holdings, Inc. (a)	3,186	36,607
Seadrill Ltd. (a)	6,777	331,463
Select Water Solutions, Inc. Class A	11,432	96,143
Solaris Oilfield Infrastructure, Inc. Class A	4,424	48,354
TETRA Technologies, Inc. (a)	16,838	75,603
Tidewater, Inc. (a)	6,381	402,705
U.S. Silica Holdings, Inc. (a)	10,136	131,869
Valaris Ltd. (a)	8,229	631,987
Weatherford International PLC (a)	9,540	792,774
		8,990,592
Oil, Gas & Consumable Fuels - 4.6%
Amplify Energy Corp. (a)	4,885	35,856
Arch Resources, Inc. (b)	2,454	315,192
Ardmore Shipping Corp.	5,574	78,482
Berry Corp.	10,525	82,095
California Resources Corp.	9,616	513,014
Callon Petroleum Co. (a)	8,212	308,443
Centrus Energy Corp. Class A (a)	1,645	61,852
Chord Energy Corp.	5,629	882,852
Chord Energy Corp.:
warrants 9/1/24 (a)	224	5,340
warrants 9/1/25 (a)	111	1,694
Civitas Resources, Inc.	9,339	699,118
Clean Energy Fuels Corp. (a)	22,626	111,546
CNX Resources Corp. (a)	21,838	445,495
Comstock Resources, Inc.	12,368	157,692
CONSOL Energy, Inc.	4,562	339,960
Crescent Energy, Inc. Class A (b)	5,231	62,092
CVR Energy, Inc.	3,997	146,850
Delek U.S. Holdings, Inc.	8,896	245,441
Denbury, Inc. (a)	6,731	591,722
DHT Holdings, Inc.	18,434	181,575
Dorian LPG Ltd.	4,287	127,495
Earthstone Energy, Inc. (a)	7,698	123,014
Empire Petroleum Corp. (a)	1,297	11,673
enCore Energy Corp. (a)(b)	18,755	47,450
Energy Fuels, Inc. (a)(b)	21,110	134,682
Enviva, Inc.	4,236	57,059
Equitrans Midstream Corp.	58,573	607,402
Evolution Petroleum Corp.	4,261	39,798
Excelerate Energy, Inc.	2,378	50,461
FLEX LNG Ltd.	4,031	128,266
Gevo, Inc. (a)(b)	31,167	53,607
Golar LNG Ltd.	13,564	327,164
Granite Ridge Resources, Inc.	3,501	25,522
Green Plains, Inc. (a)	7,785	276,445
Gulfport Energy Corp. (a)	1,344	137,693
Hallador Energy Co. (a)	3,053	28,149
HighPeak Energy, Inc.	1,455	22,043
International Seaways, Inc.	5,455	233,965
Kinetik Holdings, Inc.	2,322	83,592
Kosmos Energy Ltd. (a)	61,201	434,527
Magnolia Oil & Gas Corp. Class A	24,584	544,536
Matador Resources Co.	15,202	845,687
Murphy Oil Corp.	19,928	862,285
NACCO Industries, Inc. Class A	548	20,271
Nextdecade Corp. (a)	4,095	22,809
Nordic American Tanker Shipping Ltd.	27,838	122,209
Northern Oil & Gas, Inc.	10,083	396,968
Overseas Shipholding Group, Inc. (a)	7,503	30,687
Par Pacific Holdings, Inc. (a)	7,400	232,952
PBF Energy, Inc. Class A	15,614	740,728
Peabody Energy Corp.	16,707	374,905
Permian Resource Corp. Class A	34,143	399,132
PrimeEnergy Corp. (a)	95	9,135
Rex American Resources Corp. (a)	2,068	76,557
Riley Exploration Permian, Inc.	1,191	44,603
Ring Energy, Inc. (a)(b)	16,161	39,110
SandRidge Energy, Inc.	4,265	72,846
Scorpio Tankers, Inc.	7,070	332,573
SFL Corp. Ltd.	15,503	152,860
SilverBow Resources, Inc. (a)	2,370	84,870
Sitio Royalties Corp.	10,886	297,623
SM Energy Co.	16,105	584,450
Talos Energy, Inc. (a)	14,978	239,648
Teekay Corp. (a)	8,787	58,521
Teekay Tankers Ltd.	3,207	139,857
Tellurian, Inc. (a)(b)	71,337	122,700
Uranium Energy Corp. (a)(b)	49,468	178,085
VAALCO Energy, Inc.	14,609	65,010
Verde Clean Fuels, Inc. (a)(b)	584	3,177
Vertex Energy, Inc. (a)	9,073	47,815
Vital Energy, Inc. (a)	2,256	119,072
Vitesse Energy, Inc.	3,365	84,764
W&T Offshore, Inc. (a)	12,909	56,541
World Kinect Corp.	8,239	185,707
		15,805,011
TOTAL ENERGY		24,795,603
FINANCIALS - 16.1%
Banks - 8.7%
1st Source Corp.	2,222	104,212
ACNB Corp.	1,122	38,933
Amalgamated Financial Corp.	2,340	46,706
Amerant Bancorp, Inc. Class A	3,455	68,478
American National Bankshares, Inc.	1,384	57,132
Ameris Bancorp	8,906	388,747
Ames National Corp.	1,134	21,841
Arrow Financial Corp.	1,945	39,133
Associated Banc-Corp.	20,289	384,477
Atlantic Union Bankshares Corp.	10,078	322,294
Axos Financial, Inc. (a)	7,675	360,725
Banc of California, Inc.	7,300	103,733
BancFirst Corp.	2,972	296,903
Bancorp, Inc., Delaware (a)	7,176	271,970
Bank First National Corp. (b)	1,248	110,273
Bank of Hawaii Corp. (b)	5,270	301,075
Bank of Marin Bancorp	2,113	44,331
Bank7 Corp.	509	13,468
BankUnited, Inc.	9,975	297,654
Bankwell Financial Group, Inc.	739	20,212
Banner Corp.	4,635	220,672
Bar Harbor Bankshares	2,012	54,948
BayCom Corp.	1,483	29,897
BCB Bancorp, Inc.	2,061	26,484
Berkshire Hills Bancorp, Inc.	5,880	134,123
Blue Foundry Bancorp (a)	3,216	32,835
Blue Ridge Bankshares, Inc.	2,464	20,772
Bridgewater Bancshares, Inc. (a)	2,648	28,360
Brookline Bancorp, Inc., Delaware	11,714	125,106
Burke & Herbert Financial Services Corp.	853	46,053
Business First Bancshares, Inc.	3,260	66,667
Byline Bancorp, Inc.	3,295	72,325
C & F Financial Corp.	432	24,291
Cadence Bank	24,472	613,024
Cambridge Bancorp	1,030	63,386
Camden National Corp.	1,897	65,598
Capital Bancorp, Inc.	1,297	26,135
Capital City Bank Group, Inc.	1,768	57,336
Capitol Federal Financial, Inc.	17,137	113,618
Capstar Financial Holdings, Inc.	2,673	39,774
Carter Bankshares, Inc. (a)	3,133	46,024
Cathay General Bancorp	9,397	357,462
Central Pacific Financial Corp.	3,635	66,302
Central Valley Community Bancorp	1,337	22,863
Chemung Financial Corp.	458	19,538
ChoiceOne Financial Services, Inc.	931	22,577
Citizens & Northern Corp.	2,058	43,630
Citizens Financial Services, Inc.	577	40,664
City Holding Co.	2,036	201,381
Civista Bancshares, Inc.	2,030	37,027
CNB Financial Corp., Pennsylvania	2,807	54,624
Coastal Financial Corp. of Washington (a)	1,473	66,535
Codorus Valley Bancorp, Inc.	1,253	27,553
Colony Bankcorp, Inc.	2,208	23,670
Columbia Financial, Inc. (a)	3,937	68,819
Community Bank System, Inc.	7,144	384,562
Community Trust Bancorp, Inc.	2,084	79,984
ConnectOne Bancorp, Inc.	4,983	102,002
CrossFirst Bankshares, Inc. (a)	5,950	69,437
Customers Bancorp, Inc. (a)	3,844	161,371
CVB Financial Corp.	17,893	337,641
Dime Community Bancshares, Inc.	4,751	106,422
Eagle Bancorp, Inc.	4,132	114,456
Eastern Bankshares, Inc.	20,870	294,684
Enterprise Bancorp, Inc.	1,285	40,914
Enterprise Financial Services Corp.	4,871	199,711
Equity Bancshares, Inc.	1,938	52,636
Esquire Financial Holdings, Inc.	938	46,848
ESSA Bancorp, Inc.	1,128	18,747
Evans Bancorp, Inc.	688	20,447
Farmers & Merchants Bancorp, Inc.	1,832	39,058
Farmers National Banc Corp.	4,999	68,736
FB Financial Corp.	4,750	168,245
Fidelity D & D Bancorp, Inc.	628	31,865
Financial Institutions, Inc.	2,017	38,686
First Bancorp, North Carolina	5,338	176,581
First Bancorp, Puerto Rico	23,988	356,222
First Bancshares, Inc.	4,054	126,931
First Bank Hamilton New Jersey	2,931	36,638
First Busey Corp.	6,996	151,533
First Business Finance Services, Inc.	1,055	35,859
First Commonwealth Financial Corp.	13,835	199,777
First Community Bankshares, Inc.	2,357	79,266
First Community Corp.	952	18,802
First Financial Bancorp, Ohio	12,686	292,920
First Financial Bankshares, Inc. (b)	17,472	569,412
First Financial Corp., Indiana	1,555	59,417
First Foundation, Inc.	6,990	51,097
First Interstate Bancsystem, Inc.	11,221	322,379
First Merchants Corp.	7,938	254,969
First Mid-Illinois Bancshares, Inc.	2,566	78,545
First of Long Island Corp.	2,911	40,579
First Western Financial, Inc. (a)	1,041	21,590
Five Star Bancorp	1,690	41,709
Flushing Financial Corp.	3,829	60,422
FS Bancorp, Inc.	872	27,032
Fulton Financial Corp.	21,841	312,326
FVCBankcorp, Inc. (a)	2,067	26,582
German American Bancorp, Inc.	3,769	111,035
Glacier Bancorp, Inc.	14,967	489,421
Great Southern Bancorp, Inc.	1,197	66,230
Greene County Bancorp, Inc. (b)	950	32,737
Guaranty Bancshares, Inc. Texas	1,131	35,954
Hancock Whitney Corp.	11,634	512,012
Hanmi Financial Corp.	4,110	78,090
HarborOne Bancorp, Inc.	5,585	58,587
HBT Financial, Inc.	1,777	35,256
Heartland Financial U.S.A., Inc.	5,680	195,051
Heritage Commerce Corp.	8,073	77,501
Heritage Financial Corp., Washington	4,690	87,984
Hilltop Holdings, Inc.	6,207	191,983
Hingham Institution for Savings	199	44,268
Home Bancorp, Inc.	955	34,017
Home Bancshares, Inc.	25,549	621,096
HomeStreet, Inc.	2,512	23,110
HomeTrust Bancshares, Inc.	2,067	50,249
Hope Bancorp, Inc.	15,624	169,677
Horizon Bancorp, Inc. Indiana	5,844	72,407
Independent Bank Corp.	2,747	56,753
Independent Bank Corp.	5,981	360,355
Independent Bank Group, Inc.	4,847	217,485
International Bancshares Corp.	7,193	357,061
John Marshall Bankcorp, Inc.	1,677	31,863
Kearny Financial Corp.	7,647	65,688
Lakeland Bancorp, Inc.	8,343	126,063
Lakeland Financial Corp.	3,329	184,560
LCNB Corp.	1,411	24,735
Live Oak Bancshares, Inc.	4,521	171,210
Luther Burbank Corp.	1,289	13,277
Macatawa Bank Corp.	3,384	33,332
Mainstreet Bancshares, Inc.	919	21,937
Mercantile Bank Corp.	2,110	74,103
Metrocity Bankshares, Inc.	2,446	52,442
Metropolitan Bank Holding Corp. (a)	1,411	63,904
Mid Penn Bancorp, Inc.	1,933	45,426
Middlefield Banc Corp.	1,038	30,372
Midland States Bancorp, Inc.	2,881	67,502
MidWestOne Financial Group, Inc.	1,911	46,877
MVB Financial Corp.	1,533	39,229
National Bank Holdings Corp.	4,941	169,773
National Bankshares, Inc.	772	22,982
NBT Bancorp, Inc.	5,606	208,543
Nicolet Bankshares, Inc.	1,717	143,627
Northeast Bank	1,029	49,022
Northeast Community Bancorp, Inc.	1,743	28,219
Northfield Bancorp, Inc.	5,481	66,759
Northrim Bancorp, Inc.	736	35,181
Northwest Bancshares, Inc.	17,172	212,246
Norwood Financial Corp.	981	31,245
Oak Valley Bancorp Oakdale California (b)	884	24,213
OceanFirst Financial Corp.	7,857	146,376
OFG Bancorp	6,268	209,915
Old National Bancorp, Indiana	39,339	669,943
Old Second Bancorp, Inc.	5,852	93,573
Orange County Bancorp, Inc.	685	30,852
Origin Bancorp, Inc.	3,892	126,879
Orrstown Financial Services, Inc.	1,384	32,386
Pacific Premier Bancorp, Inc.	12,800	326,912
PacWest Bancorp (b)	16,119	149,907
Park National Corp.	1,922	214,341
Parke Bancorp, Inc.	1,407	27,915
Pathward Financial, Inc.	3,696	192,044
PCB Bancorp	1,485	24,235
Peapack-Gladstone Financial Corp.	2,234	65,300
Penns Woods Bancorp, Inc.	895	24,138
Peoples Bancorp, Inc.	4,577	128,934
Peoples Financial Services Corp.	921	42,541
Pioneer Bancorp, Inc. (a)	1,504	14,784
Plumas Bancorp	730	26,411
Ponce Financial Group, Inc. (a)	2,599	23,989
Preferred Bank, Los Angeles	1,806	119,340
Premier Financial Corp.	4,812	104,228
Primis Financial Corp.	2,735	26,010
Princeton Bancorp, Inc.	675	20,189
Provident Financial Services, Inc.	9,971	184,862
QCR Holdings, Inc.	2,191	112,245
RBB Bancorp	2,288	33,565
Red River Bancshares, Inc.	638	31,268
Renasant Corp.	7,380	228,337
Republic Bancorp, Inc., Kentucky Class A	1,131	51,834
S&T Bancorp, Inc.	5,223	164,942
Sandy Spring Bancorp, Inc.	5,901	144,397
Seacoast Banking Corp., Florida	11,310	279,470
ServisFirst Bancshares, Inc.	6,833	407,793
Shore Bancshares, Inc.	4,043	48,112
Sierra Bancorp	1,797	37,845
Simmons First National Corp. Class A	16,927	341,756
SmartFinancial, Inc.	2,103	52,827
South Plains Financial, Inc.	1,583	42,504
Southern First Bancshares, Inc. (a)	1,012	30,542
Southern Missouri Bancorp, Inc.	1,151	55,329
Southern States Bancshares, Inc.	991	24,924
Southside Bancshares, Inc.	3,944	130,980
Southstate Corp.	10,215	793,399
Stellar Bancorp, Inc.	6,547	162,758
Sterling Bancorp, Inc. (a)	2,636	15,658
Stock Yards Bancorp, Inc.	3,645	174,267
Summit Financial Group, Inc.	1,485	33,502
Texas Capital Bancshares, Inc. (a)	6,405	408,959
The Bank of NT Butterfield & Son Ltd.	6,797	218,388
The First Bancorp, Inc.	1,301	34,333
Third Coast Bancshares, Inc. (a)	1,730	35,776
Timberland Bancorp, Inc./Washington	980	30,664
Tompkins Financial Corp.	1,857	111,717
TowneBank	9,380	237,126
Trico Bancshares	4,172	155,949
Triumph Bancorp, Inc. (a)	2,974	210,886
Trustco Bank Corp., New York	2,503	76,066
Trustmark Corp.	8,151	214,045
UMB Financial Corp.	5,938	421,598
United Bankshares, Inc., West Virginia (b)	17,546	586,738
United Community Bank, Inc.	15,519	451,137
Unity Bancorp, Inc.	908	24,080
Univest Corp. of Pennsylvania	3,909	76,226
USCB Financial Holdings, Inc. (a)(b)	1,292	14,160
Valley National Bancorp	58,004	595,121
Veritex Holdings, Inc.	7,057	151,796
Virginia National Bankshares C	635	23,006
Washington Federal, Inc.	8,775	272,376
Washington Trust Bancorp, Inc.	2,277	73,001
WesBanco, Inc.	7,777	217,834
West Bancorp., Inc.	2,181	43,751
Westamerica Bancorp.	3,535	173,887
WSFS Financial Corp.	8,208	359,100
		29,674,037
Capital Markets - 1.4%
Alti Global, Inc. Class A (a)	2,814	22,005
Artisan Partners Asset Management, Inc.	8,255	342,500
Assetmark Financial Holdings, Inc. (a)	2,947	88,115
Avantax, Inc. (a)	5,263	136,206
B. Riley Financial, Inc. (b)	2,511	139,436
Bakkt Holdings, Inc. Class A (a)(b)	8,345	13,769
BGC Group, Inc. Class A	42,204	200,891
BrightSphere Investment Group, Inc.	4,275	90,972
Cohen & Steers, Inc.	3,491	224,506
Diamond Hill Investment Group, Inc.	392	71,152
Donnelley Financial Solutions, Inc. (a)	3,310	156,563
Focus Financial Partners, Inc. Class A (a)	7,857	411,157
Forge Global Holdings, Inc. Class A (a)	14,724	42,847
GCM Grosvenor, Inc. Class A	5,674	44,541
Hamilton Lane, Inc. Class A	4,905	433,749
MarketWise, Inc. Class A	4,432	8,509
Moelis & Co. Class A	8,971	438,054
Open Lending Corp. (a)	13,374	150,992
P10, Inc.	5,791	68,623
Patria Investments Ltd.	7,382	112,354
Perella Weinberg Partners Class A	5,697	56,286
Piper Jaffray Companies	2,331	341,165
PJT Partners, Inc.	3,262	258,709
Sculptor Capital Management, Inc. Class A	3,357	36,759
Silvercrest Asset Management Group Class A	1,288	26,842
StepStone Group, Inc. Class A	7,257	203,704
StoneX Group, Inc. (a)	2,381	219,076
Value Line, Inc.	115	6,161
Victory Capital Holdings, Inc.	3,725	123,521
Virtus Investment Partners, Inc.	929	191,123
WisdomTree Investments, Inc.	18,538	129,024
		4,789,311
Consumer Finance - 0.9%
Atlanticus Holdings Corp. (a)	613	24,949
Bread Financial Holdings, Inc.	6,785	282,052
Consumer Portfolio Services, Inc. (a)	1,172	15,013
Encore Capital Group, Inc. (a)	3,111	166,439
Enova International, Inc. (a)	4,090	225,318
FirstCash Holdings, Inc.	5,059	482,022
Green Dot Corp. Class A (a)	6,255	122,285
LendingClub Corp. (a)	14,445	121,194
LendingTree, Inc. (a)	1,393	33,989
Navient Corp.	12,347	235,087
Nelnet, Inc. Class A	1,926	190,058
NerdWallet, Inc. (a)	4,596	51,521
OppFi, Inc. Class A (a)	1,387	2,885
PRA Group, Inc. (a)	5,166	123,261
PROG Holdings, Inc. (a)	6,216	252,245
Regional Management Corp.	1,074	34,894
Upstart Holdings, Inc. (a)(b)	9,672	664,370
World Acceptance Corp. (a)	500	78,945
		3,106,527
Financial Services - 2.2%
A-Mark Precious Metals, Inc.	2,559	104,382
Acacia Research Corp. (a)	5,106	20,373
Alerus Financial Corp.	2,467	48,797
AvidXchange Holdings, Inc. (a)	20,073	249,106
Banco Latinoamericano de Comer Series E	3,716	86,657
Cannae Holdings, Inc. (a)	9,522	194,058
Cantaloupe, Inc. (a)	7,735	59,637
Cass Information Systems, Inc.	1,845	70,018
Compass Diversified Holdings (b)	8,547	192,564
Enact Holdings, Inc.	4,042	109,942
Essent Group Ltd.	14,208	704,717
EVERTEC, Inc.	8,767	344,806
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	1,213	194,990
Finance of America Companies, Inc. (a)	7,078	14,085
Flywire Corp. (a)	12,908	440,679
Home Point Capital, Inc. (a)	786	1,824
i3 Verticals, Inc. Class A (a)	3,036	75,930
International Money Express, Inc. (a)	4,172	101,088
Jackson Financial, Inc.	10,973	362,328
Marqeta, Inc. Class A (a)	65,828	367,320
Merchants Bancorp	2,117	66,918
Mr. Cooper Group, Inc. (a)	8,920	517,092
Newtekone, Inc. (b)	3,200	56,960
NMI Holdings, Inc. (a)	11,015	294,211
Ocwen Financial Corp. (a)	841	28,392
PagSeguro Digital Ltd. (a)	26,671	302,983
Payoneer Global, Inc. (a)	35,616	189,477
Paysafe Ltd. (a)	4,344	52,258
Paysign, Inc. (a)	4,473	8,588
PennyMac Financial Services, Inc.	3,413	256,760
Priority Technology Holdings, Inc. (a)	2,165	9,743
Radian Group, Inc.	21,110	568,492
Remitly Global, Inc. (a)	11,323	218,307
Repay Holdings Corp. (a)	10,912	91,115
Security National Financial Corp. Class A	1,648	14,074
StoneCo Ltd. Class A (a)	39,066	566,066
SWK Holdings Corp. (a)	386	6,230
Velocity Financial, Inc. (a)	1,157	14,324
Walker & Dunlop, Inc.	4,274	388,849
Waterstone Financial, Inc.	2,453	34,219
		7,428,359
Insurance - 1.7%
AMBAC Financial Group, Inc. (a)	5,892	83,313
American Equity Investment Life Holding Co.	10,433	559,939
Amerisafe, Inc.	2,569	133,896
Argo Group International Holdings, Ltd.	4,259	126,492
BRP Group, Inc. (a)	7,955	198,159
CNO Financial Group, Inc.	15,308	393,722
Crawford & Co. Class A	1,931	18,557
Donegal Group, Inc. Class A	2,037	29,679
eHealth, Inc. (a)	3,279	24,789
Employers Holdings, Inc.	3,594	138,836
Enstar Group Ltd. (a)	1,591	407,105
F&G Annuities & Life, Inc.	2,503	65,579
Genworth Financial, Inc. Class A (a)	65,182	381,967
GoHealth, Inc. (a)	524	9,704
Goosehead Insurance (a)	2,890	193,254
Greenlight Capital Re, Ltd. (a)	3,478	35,754
HCI Group, Inc. (b)	862	54,142
Hippo Holdings, Inc. (a)	1,410	24,252
Horace Mann Educators Corp.	5,538	166,860
Investors Title Co.	167	26,144
James River Group Holdings Ltd.	4,984	92,154
Kingsway Financial Services, Inc. (a)	1,467	12,279
Lemonade, Inc. (a)(b)	6,798	158,054
Maiden Holdings Ltd. (a)	11,930	23,264
MBIA, Inc. (a)	6,492	56,740
Mercury General Corp.	3,608	116,105
National Western Life Group, Inc.	305	128,609
NI Holdings, Inc. (a)	1,089	15,170
Oscar Health, Inc. (a)	20,779	156,258
Palomar Holdings, Inc. (a)	3,285	198,940
ProAssurance Corp.	7,252	121,834
Safety Insurance Group, Inc.	1,935	139,320
Selective Insurance Group, Inc.	8,078	833,569
Selectquote, Inc. (a)	17,747	33,542
Siriuspoint Ltd. (a)	12,342	115,274
Skyward Specialty Insurance Group, Inc.	1,384	32,787
Stewart Information Services Corp.	3,602	169,762
Tiptree, Inc.	3,201	47,279
Trupanion, Inc. (a)	5,312	163,875
United Fire Group, Inc.	2,816	67,697
United Insurance Holdings Corp. (a)	2,614	13,854
Universal Insurance Holdings, Inc.	3,402	52,833
		5,821,342
Mortgage Real Estate Investment Trusts - 1.2%
Angel Oak Mortgage (REIT), Inc. (b)	1,616	15,320
Apollo Commercial Real Estate Finance, Inc.	19,431	229,286
Arbor Realty Trust, Inc. (b)	24,213	409,442
Ares Commercial Real Estate Corp.	7,333	78,170
Armour Residential REIT, Inc. (b)	26,766	136,774
Blackstone Mortgage Trust, Inc. (b)	23,297	535,598
BrightSpire Capital, Inc.	17,814	131,111
Chimera Investment Corp.	31,518	197,933
Claros Mortgage Trust, Inc.	12,324	151,832
Dynex Capital, Inc.	7,377	96,270
Ellington Financial LLC	9,011	121,829
Franklin BSP Realty Trust, Inc.	11,311	161,747
Granite Point Mortgage Trust, Inc.	7,146	40,947
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,904	363,033
Invesco Mortgage Capital, Inc.	5,724	68,745
KKR Real Estate Finance Trust, Inc.	8,165	101,736
Ladder Capital Corp. Class A	15,463	169,938
MFA Financial, Inc.	13,904	156,559
New York Mortgage Trust, Inc.	12,471	126,581
Nexpoint Real Estate Finance, Inc.	1,054	18,034
Orchid Island Capital, Inc.	5,357	55,820
PennyMac Mortgage Investment Trust	12,012	153,513
Ready Capital Corp.	21,842	252,712
Redwood Trust, Inc.	15,654	117,875
TPG RE Finance Trust, Inc.	9,458	73,772
Two Harbors Investment Corp.	13,309	178,474
		4,143,051
TOTAL FINANCIALS		54,962,627
HEALTH CARE - 16.0%
Biotechnology - 7.0%
2seventy bio, Inc. (a)	6,732	51,096
4D Molecular Therapeutics, Inc. (a)	4,212	77,080
89Bio, Inc. (a)(b)	8,289	131,298
Aadi Bioscience, Inc. (a)	2,198	11,715
ACADIA Pharmaceuticals, Inc. (a)	16,253	475,238
Acrivon Therapeutics, Inc.	1,084	13,485
Actinium Pharmaceuticals, Inc. (a)	3,528	25,119
Adicet Bio, Inc. (a)	3,909	10,437
ADMA Biologics, Inc. (a)	28,390	117,819
Aerovate Therapeutics, Inc. (a)	1,349	23,540
Agenus, Inc. (a)	45,907	69,779
Agios Pharmaceuticals, Inc. (a)	7,434	197,150
Akero Therapeutics, Inc. (a)	6,022	261,355
Aldeyra Therapeutics, Inc. (a)	6,214	50,427
Alector, Inc. (a)	8,535	58,550
Alkermes PLC (a)	22,235	651,041
Allakos, Inc. (a)	8,880	47,774
Allogene Therapeutics, Inc. (a)	11,020	54,659
Allovir, Inc. (a)	5,635	18,539
Alpine Immune Sciences, Inc. (a)	4,272	53,571
Altimmune, Inc. (a)	6,617	21,902
ALX Oncology Holdings, Inc. (a)	2,877	17,578
Amicus Therapeutics, Inc. (a)	37,592	512,003
AnaptysBio, Inc. (a)(b)	2,535	49,965
Anavex Life Sciences Corp. (a)(b)	9,347	77,113
Anika Therapeutics, Inc. (a)	1,969	45,937
Annexon, Inc. (a)	6,114	21,093
Arbutus Biopharma Corp. (a)	16,843	36,549
Arcellx, Inc. (a)	5,087	174,230
Arcturus Therapeutics Holdings, Inc. (a)	3,133	109,530
Arcus Biosciences, Inc. (a)	7,078	140,852
Arcutis Biotherapeutics, Inc. (a)	6,869	74,941
Ardelyx, Inc. (a)	28,670	112,960
Arrowhead Pharmaceuticals, Inc. (a)	13,743	474,408
Ars Pharmaceuticals, Inc. (a)	3,255	23,924
Astria Therapeutics, Inc. (a)	3,417	30,616
Atara Biotherapeutics, Inc. (a)	12,810	28,310
Aura Biosciences, Inc. (a)	3,670	43,673
Aurinia Pharmaceuticals, Inc. (a)	18,254	211,381
Avid Bioservices, Inc. (a)	8,341	105,597
Avidity Biosciences, Inc. (a)	9,484	90,193
Avita Medical, Inc. (a)	3,362	68,081
Beam Therapeutics, Inc. (a)(b)	9,180	283,387
BioAtla, Inc. (a)	5,925	17,716
BioCryst Pharmaceuticals, Inc. (a)	25,390	187,632
Biohaven Ltd.	7,814	155,342
Biomea Fusion, Inc. (a)(b)	2,646	58,874
BioVie, Inc. (a)	446	2,105
BioXcel Therapeutics, Inc. (a)(b)	2,501	22,859
bluebird bio, Inc. (a)(b)	14,395	56,572
Blueprint Medicines Corp. (a)	8,152	538,032
BridgeBio Pharma, Inc. (a)	15,353	537,509
Cabaletta Bio, Inc. (a)	3,413	46,485
CareDx, Inc. (a)	6,937	75,683
Caribou Biosciences, Inc. (a)	7,655	55,039
Carisma Therapeutics, Inc. (b)	3,585	19,897
Catalyst Pharmaceutical Partners, Inc. (a)	13,014	179,984
Celcuity, Inc. (a)(b)	2,291	22,635
Celldex Therapeutics, Inc. (a)	6,228	220,222
Century Therapeutics, Inc. (a)	3,254	9,925
Cerevel Therapeutics Holdings (a)	8,280	253,285
Chinook Therapeutics, Inc. (a)	7,778	304,742
Chinook Therapeutics, Inc. rights (a)(c)	702	0
Cogent Biosciences, Inc. (a)	9,225	119,833
Coherus BioSciences, Inc. (a)	10,315	49,718
Compass Therapeutics, Inc. (a)	12,226	35,089
Crinetics Pharmaceuticals, Inc. (a)	7,159	136,021
Cue Biopharma, Inc. (a)	4,671	17,843
Cullinan Oncology, Inc. (a)	3,192	33,803
Cytokinetics, Inc. (a)	12,472	415,941
Day One Biopharmaceuticals, Inc. (a)	6,572	87,013
Deciphera Pharmaceuticals, Inc. (a)	7,034	95,100
Denali Therapeutics, Inc. (a)	15,830	450,047
Design Therapeutics, Inc. (a)	4,376	35,621
Disc Medicine, Inc. (a)	1,033	51,237
Dynavax Technologies Corp. (a)	17,407	243,524
Dyne Therapeutics, Inc. (a)	5,674	69,109
Eagle Pharmaceuticals, Inc. (a)	1,391	28,877
Editas Medicine, Inc. (a)	9,373	82,295
Emergent BioSolutions, Inc. (a)	6,657	45,800
Enanta Pharmaceuticals, Inc. (a)	2,669	50,631
Entrada Therapeutics, Inc. (a)(b)	2,856	49,609
EQRx, Inc. (a)	42,671	72,967
Erasca, Inc. (a)	10,816	28,554
Fate Therapeutics, Inc. (a)	11,351	46,880
Fennec Pharmaceuticals, Inc. (a)	2,442	21,758
FibroGen, Inc. (a)	12,119	24,965
Foghorn Therapeutics, Inc. (a)	2,729	24,998
Genelux Corp.	370	7,796
Generation Bio Co. (a)	6,070	30,836
Geron Corp. (a)	66,907	216,779
Graphite Bio, Inc. (a)	3,732	9,442
Gritstone Bio, Inc. (a)	11,795	23,236
Halozyme Therapeutics, Inc. (a)	17,897	768,855
Heron Therapeutics, Inc. (a)	13,967	23,185
HilleVax, Inc. (a)	2,834	43,133
Humacyte, Inc. Class A (a)	7,850	25,748
Icosavax, Inc. (a)	3,681	32,503
Ideaya Biosciences, Inc. (a)	7,290	163,004
IGM Biosciences, Inc. (a)	1,609	17,120
Immuneering Corp. (a)	2,709	27,523
ImmunityBio, Inc. (a)(b)	14,743	32,435
ImmunoGen, Inc. (a)	32,558	580,184
Immunovant, Inc. (a)	7,234	165,152
Inhibrx, Inc. (a)	4,592	92,070
Inozyme Pharma, Inc. (a)	4,537	23,139
Insmed, Inc. (a)	17,637	389,601
Intellia Therapeutics, Inc. (a)	11,830	500,764
Intercept Pharmaceuticals, Inc. (a)	3,297	35,608
Iovance Biotherapeutics, Inc. (a)	27,907	202,605
Ironwood Pharmaceuticals, Inc. Class A (a)	18,589	206,152
iTeos Therapeutics, Inc. (a)	3,327	46,778
Janux Therapeutics, Inc. (a)	2,287	32,018
Kalvista Pharmaceuticals, Inc. (a)	3,237	32,694
Karyopharm Therapeutics, Inc. (a)	15,193	27,347
Keros Therapeutics, Inc. (a)	3,014	126,226
Kezar Life Sciences, Inc. (a)	9,599	21,502
Kiniksa Pharmaceuticals Ltd. (a)	4,246	79,995
Kodiak Sciences, Inc. (a)	4,350	13,007
Krystal Biotech, Inc. (a)	2,896	373,874
Kura Oncology, Inc. (a)	8,735	91,193
Kymera Therapeutics, Inc. (a)	5,107	111,741
Larimar Therapeutics, Inc. (a)	3,452	14,775
Lexicon Pharmaceuticals, Inc. (a)	12,408	24,940
Lineage Cell Therapeutics, Inc. (a)(b)	17,443	26,688
Lyell Immunopharma, Inc. (a)	23,352	67,487
Macrogenics, Inc. (a)	8,011	38,212
Madrigal Pharmaceuticals, Inc. (a)	1,825	374,673
MannKind Corp. (a)	34,414	157,272
MeiraGTx Holdings PLC (a)	4,424	27,871
Merrimack Pharmaceuticals, Inc. (a)	1,419	17,042
Mersana Therapeutics, Inc. (a)	13,434	16,457
MiMedx Group, Inc. (a)	15,259	123,140
Mineralys Therapeutics, Inc.	1,848	26,112
Mirum Pharmaceuticals, Inc. (a)	3,603	92,813
Monte Rosa Therapeutics, Inc. (a)	3,972	28,082
Morphic Holding, Inc. (a)	4,109	233,104
Myriad Genetics, Inc. (a)	10,828	242,006
Nkarta, Inc. (a)	4,120	9,435
Novavax, Inc. (a)(b)	11,670	108,298
Nurix Therapeutics, Inc. (a)	6,293	61,105
Nuvalent, Inc. Class A (a)	3,214	160,218
Nuvectis Pharma, Inc. (a)(b)	931	13,081
Ocean Biomedical, Inc. Class A (a)	1,189	5,576
Olema Pharmaceuticals, Inc. (a)	3,590	31,054
Omega Therapeutics, Inc. (a)	3,278	18,324
Omniab, Inc. (c)	613	2,458
Omniab, Inc. (c)	613	2,329
Oncternal Therapeutics, Inc. rights (a)(c)	19	0
Organogenesis Holdings, Inc. Class A (a)	9,499	40,561
ORIC Pharmaceuticals, Inc. (a)(b)	5,211	43,564
Outlook Therapeutics, Inc. (a)(b)	20,703	35,816
Ovid Therapeutics, Inc. (a)	7,967	28,602
PDS Biotechnology Corp. (a)	3,742	21,386
PepGen, Inc. (a)	1,341	8,033
PMV Pharmaceuticals, Inc. (a)	5,174	33,838
Point Biopharma Global, Inc. (a)	12,138	108,514
Poseida Therapeutics, Inc. (a)	9,188	15,895
Precigen, Inc. (a)	18,308	25,448
Prelude Therapeutics, Inc. (a)	1,343	5,251
Prime Medicine, Inc. (b)	5,287	79,675
ProKidney Corp. (a)(b)	8,241	105,650
Protagonist Therapeutics, Inc. (a)	7,273	141,096
Protalix BioTherapeutics, Inc. (a)	7,537	12,059
Prothena Corp. PLC (a)	5,561	382,986
PTC Therapeutics, Inc. (a)	9,487	382,706
Rallybio Corp. (a)	4,094	24,482
RAPT Therapeutics, Inc. (a)	3,960	94,644
Recursion Pharmaceuticals, Inc. (a)	18,303	258,438
REGENXBIO, Inc. (a)	5,450	103,550
Relay Therapeutics, Inc. (a)	12,087	152,296
Reneo Pharmaceuticals, Inc. (a)	1,295	10,399
Replimune Group, Inc. (a)	5,456	114,958
Revolution Medicines, Inc. (a)	13,581	356,501
Rhythm Pharmaceuticals, Inc. (a)	6,908	123,239
Rigel Pharmaceuticals, Inc. (a)	23,029	31,780
Rocket Pharmaceuticals, Inc. (a)	7,515	135,646
Sage Therapeutics, Inc. (a)	7,132	247,338
Sana Biotechnology, Inc. (a)	12,525	73,397
Sangamo Therapeutics, Inc. (a)	19,131	25,157
Savara, Inc. (a)	10,235	36,641
Scholar Rock Holding Corp. (a)	3,799	26,973
Selecta Biosciences, Inc. (a)	15,874	17,303
Seres Therapeutics, Inc. (a)	12,974	62,405
SpringWorks Therapeutics, Inc. (a)	7,808	245,015
Stoke Therapeutics, Inc. (a)	3,718	24,688
Summit Therapeutics, Inc. (a)(b)	15,433	32,409
Sutro Biopharma, Inc. (a)	8,063	36,042
Syndax Pharmaceuticals, Inc. (a)	8,841	188,490
Tango Therapeutics, Inc. (a)	6,050	20,449
Tenaya Therapeutics, Inc. (a)	6,123	29,635
TG Therapeutics, Inc. (a)	18,408	380,862
Travere Therapeutics, Inc. (a)	9,761	167,792
Twist Bioscience Corp. (a)	7,665	186,566
Tyra Biosciences, Inc. (a)(b)	1,874	27,773
UroGen Pharma Ltd. (a)(b)	2,629	56,944
Vanda Pharmaceuticals, Inc. (a)	7,556	43,674
Vaxcyte, Inc. (a)	12,320	592,099
Vaxxinity, Inc. Class A (a)	5,802	15,607
Vera Therapeutics, Inc. (a)	4,513	84,709
Veracyte, Inc. (a)	9,771	268,214
Vericel Corp. (a)	6,388	229,457
Verve Therapeutics, Inc. (a)	6,797	139,271
Vigil Neuroscience, Inc. (a)	2,143	17,444
Viking Therapeutics, Inc. (a)	12,967	188,022
Vir Biotechnology, Inc. (a)	11,292	158,991
Viridian Therapeutics, Inc. (a)	5,654	106,069
Vor Biopharma, Inc. (a)	5,046	15,239
Voyager Therapeutics, Inc. (a)	4,251	39,619
X4 Pharmaceuticals, Inc. (a)	16,509	29,551
Xencor, Inc. (a)	7,757	188,418
XOMA Corp. (a)	984	15,498
Y-mAbs Therapeutics, Inc. (a)	4,873	29,677
Zentalis Pharmaceuticals, Inc. (a)	6,586	175,912
Zura Bio Ltd. Class A (a)	1,027	7,066
Zymeworks, Inc. (b)	7,130	53,190
		23,892,082
Health Care Equipment & Supplies - 3.3%
Accuray, Inc. (a)	12,490	53,207
Alphatec Holdings, Inc. (a)	10,316	182,284
Angiodynamics, Inc. (a)	5,066	44,024
Artivion, Inc. (a)	5,239	91,263
Atricure, Inc. (a)	6,242	345,495
Atrion Corp.	184	103,152
Avanos Medical, Inc. (a)	6,194	151,567
AxoGen, Inc. (a)	5,457	47,148
Axonics Modulation Technologies, Inc. (a)	6,585	397,536
Beyond Air, Inc. (a)(b)	3,444	12,433
Butterfly Network, Inc. Class A (a)(b)	18,786	48,280
Cerus Corp. (a)	23,543	72,277
ClearPoint Neuro, Inc. (a)	3,096	21,270
CONMED Corp.	4,107	497,152
Cutera, Inc. (a)	2,232	44,662
CVRx, Inc. (a)	1,497	26,841
Embecta Corp.	7,765	165,705
Glaukos Corp. (a)	6,279	484,362
Haemonetics Corp. (a)	6,716	619,484
Inari Medical, Inc. (a)	6,948	396,522
InMode Ltd. (a)	10,396	446,092
Inogen, Inc. (a)	3,022	24,690
Integer Holdings Corp. (a)	4,441	410,704
IRadimed Corp.	983	43,183
iRhythm Technologies, Inc. (a)	4,114	432,217
KORU Medical Systems, Inc. (a)	4,670	12,142
Lantheus Holdings, Inc. (a)	9,128	789,481
LeMaitre Vascular, Inc.	2,645	167,243
LivaNova PLC (a)	7,266	424,698
Merit Medical Systems, Inc. (a)	7,612	568,388
Nano-X Imaging Ltd. (a)	6,170	76,508
Neogen Corp. (a)	29,192	676,962
Nevro Corp. (a)	4,774	119,302
NuVasive, Inc. (a)	7,057	290,819
Omnicell, Inc. (a)	6,025	380,479
OraSure Technologies, Inc. (a)	9,968	47,049
Orchestra BioMed Holdings, Inc. (a)	571	3,352
Orthofix International NV (a)	4,693	92,405
OrthoPediatrics Corp. (a)	2,134	89,095
Outset Medical, Inc. (a)	6,631	136,466
Paragon 28, Inc. (a)	5,866	103,652
PROCEPT BioRobotics Corp. (a)	4,848	166,965
Pulmonx Corp. (a)	4,916	68,824
Pulse Biosciences, Inc. (a)(b)	2,151	16,993
RxSight, Inc. (a)	3,634	121,267
Sanara Medtech, Inc. (a)	514	21,516
Semler Scientific, Inc. (a)	678	16,645
SI-BONE, Inc. (a)	4,677	120,480
Sight Sciences, Inc. (a)	2,862	25,186
Silk Road Medical, Inc. (a)	5,153	117,695
Staar Surgical Co. (a)	6,522	357,210
SurModics, Inc. (a)	1,843	59,105
Tactile Systems Technology, Inc. (a)	3,098	70,975
Tela Bio, Inc. (a)	2,132	20,872
TransMedics Group, Inc. (a)	4,258	396,760
Treace Medical Concepts, Inc. (a)	6,058	138,062
UFP Technologies, Inc. (a)	952	185,321
Utah Medical Products, Inc.	460	45,232
Varex Imaging Corp. (a)	5,183	120,712
Vicarious Surgical, Inc. (a)(b)	9,556	15,672
Zimvie, Inc. (a)	3,455	47,403
Zynex, Inc. (a)(b)	2,656	25,923
		11,298,409
Health Care Providers & Services - 2.7%
23andMe Holding Co. Class A (a)	35,078	67,350
Accolade, Inc. (a)	8,829	132,612
AdaptHealth Corp. (a)	9,894	135,944
Addus HomeCare Corp. (a)	2,102	192,480
Agiliti, Inc. (a)	3,974	68,234
AirSculpt Technologies, Inc. (b)	1,617	14,666
Alignment Healthcare, Inc. (a)	11,407	70,837
AMN Healthcare Services, Inc. (a)	5,443	583,217
Apollo Medical Holdings, Inc. (a)	5,752	210,696
ATI Physical Therapy, Inc. (a)	1	7
Aveanna Healthcare Holdings, Inc. (a)	6,572	11,370
Brookdale Senior Living, Inc. (a)	22,744	80,059
Cano Health, Inc. (a)	31,940	46,952
CareMax, Inc. Class A (a)	10,080	24,091
Castle Biosciences, Inc. (a)	3,339	56,262
Community Health Systems, Inc. (a)	16,890	74,147
Corvel Corp. (a)	1,168	238,926
Cross Country Healthcare, Inc. (a)	4,636	119,609
DocGo, Inc. Class A (a)	10,453	87,701
Enhabit Home Health & Hospice (a)	6,713	92,169
Fulgent Genetics, Inc. (a)	2,747	106,666
Guardant Health, Inc. (a)	14,902	581,476
HealthEquity, Inc. (a)	11,275	766,024
Hims & Hers Health, Inc. (a)	16,479	147,817
InfuSystems Holdings, Inc. (a)	2,442	25,201
Innovage Holding Corp. (a)	2,547	18,338
Invitae Corp. (a)(b)	35,358	50,208
LifeStance Health Group, Inc. (a)	14,229	133,610
Modivcare, Inc. (a)	1,710	74,795
National Healthcare Corp.	1,678	99,036
National Research Corp. Class A	1,930	82,816
NeoGenomics, Inc. (a)	17,081	296,014
Opko Health, Inc. (a)	54,141	100,702
Option Care Health, Inc. (a)	22,832	771,265
Owens & Minor, Inc. (a)	10,014	192,669
P3 Health Partners, Inc. Class A (a)	5,356	11,890
Patterson Companies, Inc.	11,839	389,385
Pediatrix Medical Group, Inc. (a)	11,254	154,517
Pennant Group, Inc. (a)	3,886	44,611
PetIQ, Inc. Class A (a)	3,669	61,419
Privia Health Group, Inc. (a)	9,085	253,653
Progyny, Inc. (a)	10,549	440,526
Quipt Home Medical Corp. (a)	5,473	29,062
RadNet, Inc. (a)	6,623	219,089
Select Medical Holdings Corp.	13,924	417,859
Surgery Partners, Inc. (a)	9,058	349,911
The Ensign Group, Inc.	7,303	707,442
The Joint Corp. (a)	1,893	25,556
U.S. Physical Therapy, Inc.	1,745	202,891
Viemed Healthcare, Inc. (a)	4,572	38,633
		9,100,410
Health Care Technology - 0.6%
American Well Corp. (a)	32,998	80,845
Computer Programs & Systems, Inc. (a)	1,927	50,526
Definitive Healthcare Corp. (a)	6,149	72,743
Evolent Health, Inc. (a)	14,787	449,377
Health Catalyst, Inc. (a)	7,498	105,197
HealthStream, Inc.	3,263	73,352
MultiPlan Corp. Class A (a)	50,827	109,278
Nextgen Healthcare, Inc. (a)	7,262	120,767
OptimizeRx Corp. (a)	2,206	30,774
Phreesia, Inc. (a)	6,860	217,599
Schrodinger, Inc. (a)	7,313	382,543
Sharecare, Inc. Class A (a)	41,282	57,382
Simulations Plus, Inc.	2,141	106,622
Veradigm, Inc. (a)	14,510	196,175
		2,053,180
Life Sciences Tools & Services - 0.4%
Adaptive Biotechnologies Corp. (a)	15,261	128,803
Akoya Biosciences, Inc. (a)	2,462	16,988
BioLife Solutions, Inc. (a)	4,665	92,740
Codexis, Inc. (a)	9,009	32,432
CryoPort, Inc. (a)	5,754	92,467
Cytek Biosciences, Inc. (a)	16,313	146,164
Harvard Bioscience, Inc. (a)	5,255	24,436
MaxCyte, Inc. (a)	11,782	52,666
Mesa Laboratories, Inc.	692	89,033
Nanostring Technologies, Inc. (a)	6,379	30,364
Nautilus Biotechnology, Inc. (a)	6,757	22,231
OmniAb, Inc. (a)	12,498	68,739
Pacific Biosciences of California, Inc. (a)	33,805	446,564
Quanterix Corp. (a)	4,729	117,468
Quantum-Si, Inc. (a)	13,537	52,659
Seer, Inc. (a)	7,912	40,035
SomaLogic, Inc. Class A (a)	20,382	49,936
		1,503,725
Pharmaceuticals - 2.0%
Aclaris Therapeutics, Inc. (a)	9,294	91,732
Amneal Pharmaceuticals, Inc. (a)	16,322	52,230
Amphastar Pharmaceuticals, Inc. (a)	5,100	309,519
Amylyx Pharmaceuticals, Inc. (a)	6,845	160,515
ANI Pharmaceuticals, Inc. (a)	1,725	90,649
Arvinas Holding Co. LLC (a)	6,590	162,905
Assertio Holdings, Inc. (a)	11,899	67,705
Atea Pharmaceuticals, Inc. (a)	10,223	35,065
Axsome Therapeutics, Inc. (a)	4,410	346,053
Biote Corp. Class A (a)	1,876	12,794
Bright Green Corp. (a)	8,196	6,065
Cara Therapeutics, Inc. (a)	6,356	21,165
Cassava Sciences, Inc. (a)(b)	5,329	117,131
Citius Pharmaceuticals, Inc. (a)(b)	16,629	16,461
Collegium Pharmaceutical, Inc. (a)	4,644	105,697
Corcept Therapeutics, Inc. (a)	10,755	274,037
CorMedix, Inc. (a)	6,036	26,679
CymaBay Therapeutics, Inc. (a)	13,159	171,725
DICE Therapeutics, Inc. (a)(b)	5,191	243,977
Edgewise Therapeutics, Inc. (a)	5,719	41,692
Enliven Therapeutics, Inc. (a)	3,113	58,960
Evolus, Inc. (a)	5,582	55,932
Eyenovia, Inc. (a)	3,817	8,130
Eyepoint Pharmaceuticals, Inc. (a)	3,524	44,050
Harmony Biosciences Holdings, Inc. (a)	4,443	157,149
Harrow Health, Inc. (a)	3,453	76,242
Ikena Oncology, Inc. (a)	2,860	14,729
Innoviva, Inc. (a)	8,271	112,072
Intra-Cellular Therapies, Inc. (a)	12,570	777,329
Ligand Pharmaceuticals, Inc. Class B (a)	2,228	149,120
Liquidia Corp. (a)	6,403	49,431
Longboard Pharmaceuticals, Inc. (a)	2,084	15,005
Marinus Pharmaceuticals, Inc. (a)	6,677	71,043
NGM Biopharmaceuticals, Inc. (a)	5,857	13,881
Nuvation Bio, Inc. (a)	19,573	36,210
Ocular Therapeutix, Inc. (a)	10,542	47,861
Omeros Corp. (a)(b)	8,116	35,305
OptiNose, Inc. (a)	9,857	11,878
Pacira Biosciences, Inc. (a)	6,113	222,208
Phathom Pharmaceuticals, Inc. (a)(b)	3,240	49,280
Phibro Animal Health Corp. Class A	2,746	39,762
Pliant Therapeutics, Inc. (a)	7,563	134,924
Prestige Brands Holdings, Inc. (a)	6,659	434,233
Rain Oncology, Inc. (a)	2,329	3,098
Reata Pharmaceuticals, Inc. (a)	3,831	634,337
Revance Therapeutics, Inc. (a)	11,187	264,349
Scilex Holding Co.	7,037	36,568
scPharmaceuticals, Inc. (a)	3,855	32,498
SIGA Technologies, Inc.	6,205	35,617
Supernus Pharmaceuticals, Inc. (a)	6,590	202,247
Taro Pharmaceutical Industries Ltd. (a)	1,086	39,693
Tarsus Pharmaceuticals, Inc. (a)(b)	3,167	69,706
Terns Pharmaceuticals, Inc. (a)	5,718	41,284
Theravance Biopharma, Inc. (a)	8,237	81,464
Theseus Pharmaceuticals, Inc. (a)	2,706	9,119
Third Harmonics Bio, Inc.	2,594	18,391
Trevi Therapeutics, Inc. (a)	5,635	13,411
Ventyx Biosciences, Inc. (a)	6,274	232,452
Verrica Pharmaceuticals, Inc. (a)(b)	2,834	16,551
WAVE Life Sciences (a)	7,931	34,658
Xeris Biopharma Holdings, Inc. (a)(b)	17,974	46,912
Zevra Therapeutics, Inc. (a)	4,677	22,824
		6,803,709
TOTAL HEALTH CARE		54,651,515
INDUSTRIALS - 16.7%
Aerospace & Defense - 0.8%
AAR Corp. (a)	4,623	276,455
AeroVironment, Inc. (a)	3,363	320,359
AerSale Corp. (a)	3,425	51,409
Archer Aviation, Inc. Class A (a)	20,428	137,480
Astronics Corp. (a)	3,485	73,115
Cadre Holdings, Inc.	2,601	60,525
Ducommun, Inc. (a)	1,510	75,711
Eve Holding, Inc. (a)	2,421	22,152
Kaman Corp.	3,784	86,616
Kratos Defense & Security Solutions, Inc. (a)	16,814	253,723
Leonardo DRS, Inc. (a)	6,829	113,976
Moog, Inc. Class A	3,803	400,988
National Presto Industries, Inc.	706	55,287
Park Aerospace Corp.	2,640	38,359
Parsons Corp. (a)	5,498	271,711
Redwire Corp. (a)	1,114	4,055
Rocket Lab U.S.A., Inc. Class A (a)(b)	37,431	275,866
Terran Orbital Corp. Class A (a)	11,508	17,262
Triumph Group, Inc. (a)	8,642	109,321
V2X, Inc. (a)	1,541	79,300
Virgin Galactic Holdings, Inc. (a)(b)	33,929	145,216
		2,868,886
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	7,551	152,228
Forward Air Corp.	3,509	417,010
Hub Group, Inc. Class A (a)	4,403	396,842
Radiant Logistics, Inc. (a)	4,915	37,846
		1,003,926
Building Products - 1.8%
AAON, Inc.	6,061	637,981
American Woodmark Corp. (a)	2,233	171,137
Apogee Enterprises, Inc.	2,973	147,253
AZZ, Inc.	3,330	147,619
CSW Industrials, Inc.	2,065	372,836
Gibraltar Industries, Inc. (a)	4,155	268,704
Griffon Corp.	5,873	245,022
Insteel Industries, Inc.	2,530	81,593
Janus International Group, Inc. (a)	11,441	130,656
Jeld-Wen Holding, Inc. (a)	11,408	203,176
Masonite International Corp. (a)	2,975	311,036
MasterBrand, Inc.	17,399	214,878
PGT Innovations, Inc. (a)	7,804	223,272
Quanex Building Products Corp.	4,447	125,139
Resideo Technologies, Inc. (a)	19,620	367,286
Simpson Manufacturing Co. Ltd.	5,758	909,764
UFP Industries, Inc.	8,059	828,143
Zurn Elkay Water Solutions Cor	19,827	603,534
		5,989,029
Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	8,892	411,522
ACCO Brands Corp.	12,446	75,796
ACV Auctions, Inc. Class A (a)	17,063	298,432
Aris Water Solution, Inc. Class A	4,030	44,048
BrightView Holdings, Inc. (a)	5,462	42,112
Casella Waste Systems, Inc. Class A (a)	7,457	601,705
CECO Environmental Corp. (a)	3,970	47,799
Cimpress PLC (a)	2,387	165,897
CompX International, Inc. Class A	235	5,320
CoreCivic, Inc. (a)	15,211	147,547
Deluxe Corp.	5,876	111,585
Ennis, Inc.	3,472	74,787
Enviri Corp. (a)	10,564	99,619
Healthcare Services Group, Inc.	10,006	126,176
Heritage-Crystal Clean, Inc. (a)	2,113	97,346
HNI Corp.	6,228	181,173
Interface, Inc.	7,715	75,376
LanzaTech Global, Inc. (a)	2,831	18,345
Li-Cycle Holdings Corp. (a)(b)	18,479	111,428
Liquidity Services, Inc. (a)	3,195	53,612
Matthews International Corp. Class A	3,989	183,095
Millerknoll, Inc.	10,219	199,986
Montrose Environmental Group, Inc. (a)	3,748	151,682
NL Industries, Inc.	997	5,783
OpenLane, Inc. (a)	14,419	226,378
Performant Financial Corp. (a)	9,012	27,667
Pitney Bowes, Inc.	23,638	93,134
Quad/Graphics, Inc. (a)	4,180	24,746
SP Plus Corp. (a)	2,607	100,239
Steelcase, Inc. Class A	11,883	101,837
The Brink's Co.	6,184	451,185
The GEO Group, Inc. (a)(b)	15,955	119,184
UniFirst Corp.	2,009	326,061
Viad Corp. (a)	2,716	76,618
VSE Corp.	1,438	77,293
		4,954,513
Construction & Engineering - 1.5%
Ameresco, Inc. Class A (a)	4,316	251,234
API Group Corp. (a)	28,132	809,076
Arcosa, Inc.	6,510	502,442
Argan, Inc.	1,710	65,048
Bowman Consulting Group Ltd. (a)	1,343	46,535
Comfort Systems U.S.A., Inc.	4,752	826,705
Concrete Pumping Holdings, Inc. (a)	3,422	27,616
Construction Partners, Inc. Class A (a)	5,394	158,584
Dycom Industries, Inc. (a)	3,845	382,885
Fluor Corp. (a)	19,136	592,833
Granite Construction, Inc.	5,931	242,756
Great Lakes Dredge & Dock Corp. (a)	8,756	73,550
IES Holdings, Inc. (a)	1,099	62,995
INNOVATE Corp. (a)	6,167	10,176
Limbach Holdings, Inc. (a)	1,230	32,497
MYR Group, Inc. (a)	2,207	314,630
Northwest Pipe Co. (a)	1,293	42,126
Primoris Services Corp.	7,116	226,004
Southland Holdings, Inc. (a)	521	4,152
Sterling Construction Co., Inc. (a)	4,022	241,280
Tutor Perini Corp. (a)	5,674	47,945
		4,961,069
Electrical Equipment - 1.6%
374Water, Inc. (a)	7,987	15,894
Allied Motion Technologies, Inc.	1,856	72,198
Amprius Technologies, Inc.	732	5,497
Array Technologies, Inc. (a)	20,328	387,248
Atkore, Inc. (a)	5,315	843,331
Babcock & Wilcox Enterprises, Inc. (a)	7,928	43,445
Blink Charging Co. (a)(b)	6,278	40,179
Bloom Energy Corp. Class A (a)	25,846	461,610
Dragonfly Energy Holdings Corp. (a)(b)	2,092	5,732
Encore Wire Corp.	2,250	384,053
Energy Vault Holdings, Inc. Class A (a)	13,167	44,109
EnerSys	5,533	599,335
Enovix Corp. (a)(b)	18,370	395,322
Eos Energy Enterprises, Inc. (a)(b)	14,398	35,419
ESS Tech, Inc. Class A (a)	11,919	23,004
Fluence Energy, Inc. (a)	5,286	154,563
FTC Solar, Inc. (a)	8,619	32,752
FuelCell Energy, Inc. (a)(b)	55,100	120,669
GrafTech International Ltd.	25,960	137,069
LSI Industries, Inc.	3,507	44,188
Nextracker, Inc. Class A	5,847	247,620
NuScale Power Corp. (a)(b)	7,226	54,773
Powell Industries, Inc.	1,239	75,306
Preformed Line Products Co.	335	58,126
SES AI Corp. Class A (a)	16,839	52,874
Shoals Technologies Group, Inc. (a)	23,013	597,417
SKYX Platforms Corp. (a)	7,642	16,201
Stem, Inc. (a)(b)	19,107	135,086
SunPower Corp. (a)(b)	11,705	115,528
Thermon Group Holdings, Inc. (a)	4,497	124,162
TPI Composites, Inc. (a)	5,601	33,270
Vicor Corp. (a)	2,977	274,688
		5,630,668
Ground Transportation - 0.5%
ArcBest Corp.	3,242	377,109
Covenant Transport Group, Inc. Class A	1,138	62,317
Daseke, Inc. (a)	5,361	41,709
FTAI Infrastructure LLC	13,216	46,917
Heartland Express, Inc.	6,264	102,416
Marten Transport Ltd.	7,805	176,861
P.A.M. Transportation Services, Inc. (a)	835	21,593
RXO, Inc.	15,582	343,583
TuSimple Holdings, Inc. (a)	22,141	51,810
Universal Logistics Holdings, Inc.	916	28,478
Werner Enterprises, Inc.	8,481	398,777
		1,651,570
Industrial Conglomerates - 0.0%
Brookfield Business Corp. Class A	3,523	72,292
Machinery - 3.6%
3D Systems Corp. (a)	17,107	149,002
Alamo Group, Inc.	1,353	262,157
Albany International Corp. Class A	4,183	402,739
Astec Industries, Inc.	3,081	152,201
Barnes Group, Inc.	6,539	256,983
Blue Bird Corp. (a)	2,363	49,481
Chart Industries, Inc. (a)	5,664	1,031,754
CIRCOR International, Inc. (a)	2,441	135,964
Columbus McKinnon Corp. (NY Shares)	3,771	159,664
Commercial Vehicle Group, Inc. (a)	4,280	44,940
Desktop Metal, Inc. (a)(b)	38,047	69,246
Douglas Dynamics, Inc.	3,031	94,113
Energy Recovery, Inc. (a)	7,473	227,777
Enerpac Tool Group Corp. Class A	7,720	212,146
EnPro Industries, Inc.	2,812	390,249
ESCO Technologies, Inc.	3,431	344,987
Federal Signal Corp.	8,033	490,736
Franklin Electric Co., Inc.	6,193	611,992
Gencor Industries, Inc. (a)	1,404	21,411
Gorman-Rupp Co.	3,071	97,351
Helios Technologies, Inc.	4,398	277,954
Hillenbrand, Inc.	9,270	481,484
Hillman Solutions Corp. Class A (a)	23,236	228,642
Hyliion Holdings Corp. Class A (a)	20,127	39,650
Hyster-Yale Materials Handling, Inc. Class A	1,470	70,207
John Bean Technologies Corp.	4,268	527,567
Kadant, Inc.	1,568	349,429
Kennametal, Inc.	10,824	329,916
Lindsay Corp.	1,487	197,072
Luxfer Holdings PLC sponsored	3,725	47,159
Manitowoc Co., Inc. (a)	4,702	85,200
Mayville Engineering Co., Inc. (a)	1,483	17,929
Microvast Holdings, Inc. (a)	14,155	40,625
Miller Industries, Inc.	1,499	56,872
Mueller Industries, Inc.	7,524	609,895
Mueller Water Products, Inc. Class A	20,826	335,090
Nikola Corp. (a)(b)	79,673	212,727
Omega Flex, Inc.	440	39,389
Park-Ohio Holdings Corp.	1,129	21,756
Proterra, Inc. Class A (a)(b)	29,084	49,152
Proto Labs, Inc. (a)	3,524	116,821
REV Group, Inc.	4,298	55,573
Shyft Group, Inc. (The)	4,650	67,100
SPX Technologies, Inc. (a)	5,920	500,891
Standex International Corp.	1,590	236,226
Tennant Co.	2,482	199,156
Terex Corp.	9,021	528,901
The Greenbrier Companies, Inc.	4,235	195,615
Titan International, Inc. (a)	7,081	88,442
Trinity Industries, Inc.	10,869	284,985
Velo3D, Inc. (a)(b)	12,087	27,679
Wabash National Corp.	6,388	151,268
Watts Water Technologies, Inc. Class A	3,664	683,446
		12,358,711
Marine Transportation - 0.3%
Costamare, Inc.	6,430	71,823
Eagle Bulk Shipping, Inc. (b)	1,849	85,405
Eneti, Inc.	3,243	41,121
Genco Shipping & Trading Ltd.	5,796	84,042
Golden Ocean Group Ltd. (b)	16,696	130,897
Himalaya Shipping Ltd. (b)	3,582	21,599
Matson, Inc.	4,777	446,458
Pangaea Logistics Solutions Ltd.	4,834	33,693
Safe Bulkers, Inc.	9,314	31,016
		946,054
Passenger Airlines - 0.5%
Allegiant Travel Co.	2,120	262,244
Blade Air Mobility, Inc. (a)	7,999	33,356
Frontier Group Holdings, Inc. (a)	5,119	47,607
Hawaiian Holdings, Inc. (a)	6,786	78,650
JetBlue Airways Corp. (a)	44,327	344,421
Joby Aviation, Inc. (a)(b)	37,419	334,900
SkyWest, Inc. (a)	6,464	284,351
Spirit Airlines, Inc.	14,652	268,132
Sun Country Airlines Holdings, Inc. (a)	5,074	109,395
		1,763,056
Professional Services - 2.3%
Alight, Inc. Class A (a)	53,367	521,929
ASGN, Inc. (a)	6,465	493,409
Asure Software, Inc. (a)	2,527	34,468
Barrett Business Services, Inc.	902	81,838
BlackSky Technology, Inc. Class A (a)	16,068	31,975
CBIZ, Inc. (a)	6,416	339,342
Conduent, Inc. (a)	22,959	79,438
CRA International, Inc.	914	91,482
CSG Systems International, Inc.	4,178	215,543
ExlService Holdings, Inc. (a)	4,339	611,582
Exponent, Inc.	6,795	608,696
First Advantage Corp. (a)	7,365	110,475
FiscalNote Holdings, Inc. Class A (a)(b)	8,350	27,388
Forrester Research, Inc. (a)	1,587	50,578
Franklin Covey Co. (a)	1,629	77,622
Heidrick & Struggles International, Inc.	2,679	73,056
Hirequest, Inc.	717	17,932
HireRight Holdings Corp. (a)	2,041	21,859
Huron Consulting Group, Inc. (a)	2,556	241,721
IBEX Ltd. (a)	1,459	28,961
ICF International, Inc.	2,510	295,151
Innodata, Inc. (a)	3,372	43,263
Insperity, Inc.	4,884	574,603
Kelly Services, Inc. Class A (non-vtg.)	4,386	80,352
Kforce, Inc.	2,607	165,388
Korn Ferry	7,001	368,813
LegalZoom.com, Inc. (a)	13,989	213,752
Maximus, Inc.	8,148	682,476
MISTRAS Group, Inc. (a)	2,776	21,486
NV5 Global, Inc. (a)	1,825	199,929
Planet Labs PBC Class A (a)(b)	25,546	95,031
Resources Connection, Inc.	4,439	70,935
Skillsoft Corp. (a)	10,867	14,344
Sterling Check Corp. (a)	3,111	37,363
TriNet Group, Inc. (a)	5,051	531,517
TrueBlue, Inc. (a)	4,050	60,548
Ttec Holdings, Inc.	2,617	90,129
Upwork, Inc. (a)	16,626	173,409
Verra Mobility Corp. (a)	18,713	392,786
Willdan Group, Inc. (a)	1,646	33,216
		7,903,785
Trading Companies & Distributors - 2.0%
Alta Equipment Group, Inc.	2,554	41,247
Applied Industrial Technologies, Inc.	5,175	750,323
Beacon Roofing Supply, Inc. (a)	6,559	561,910
BlueLinx Corp. (a)	1,176	110,826
Boise Cascade Co.	5,329	551,498
Custom Truck One Source, Inc. Class A (a)	7,685	53,180
Distribution Solutions Group I (a)	616	34,151
DXP Enterprises, Inc. (a)	1,929	73,263
EVI Industries, Inc. (a)	637	16,205
FTAI Aviation Ltd.	13,347	429,907
GATX Corp.	4,747	595,084
Global Industrial Co.	1,764	50,274
GMS, Inc. (a)	5,576	410,895
H&E Equipment Services, Inc.	4,327	210,206
Herc Holdings, Inc.	3,794	507,751
Hudson Technologies, Inc. (a)	5,975	54,313
Karat Packaging, Inc.	782	15,898
McGrath RentCorp.	3,309	318,921
MRC Global, Inc. (a)	11,246	126,967
NOW, Inc. (a)	14,734	167,820
Rush Enterprises, Inc.:
Class A	6,311	408,195
Class B	147	10,100
Textainer Group Holdings Ltd.	5,772	237,229
Titan Machinery, Inc. (a)	2,770	88,418
Transcat, Inc. (a)	990	83,041
Triton International Ltd.	7,306	615,969
Veritiv Corp.	1,760	246,629
Willis Lease Finance Corp. (a)	358	15,140
Xometry, Inc. (a)	4,563	94,728
		6,880,088
TOTAL INDUSTRIALS		56,983,647
INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 0.7%
ADTRAN Holdings, Inc.	10,535	102,506
Aviat Networks, Inc. (a)	1,498	45,794
Calix, Inc. (a)	7,921	357,316
Cambium Networks Corp. (a)	1,652	26,762
Clearfield, Inc. (a)	1,755	82,029
CommScope Holding Co., Inc. (a)	27,804	125,118
Comtech Telecommunications Corp.	3,644	37,023
Digi International, Inc. (a)	4,722	197,993
DZS, Inc. (a)	2,962	11,167
Extreme Networks, Inc. (a)	16,940	450,435
Harmonic, Inc. (a)	14,805	220,891
Infinera Corp. (a)(b)	26,801	120,605
KVH Industries, Inc. (a)	2,499	21,391
NETGEAR, Inc. (a)	3,781	51,573
NetScout Systems, Inc. (a)	9,151	255,770
Ribbon Communications, Inc. (a)	11,786	37,479
Viavi Solutions, Inc. (a)	29,948	325,535
		2,469,387
Electronic Equipment, Instruments & Components - 2.7%
908 Devices, Inc. (a)	2,853	19,857
Advanced Energy Industries, Inc.	5,048	631,909
Aeva Technologies, Inc. (a)	10,978	13,723
Akoustis Technologies, Inc. (a)	9,443	22,569
Arlo Technologies, Inc. (a)	11,623	132,037
Badger Meter, Inc.	3,945	649,505
Bel Fuse, Inc. Class B (non-vtg.)	1,412	75,754
Belden, Inc.	5,697	550,558
Benchmark Electronics, Inc.	4,759	126,161
Climb Global Solutions, Inc.	559	27,044
CTS Corp.	4,226	188,606
Daktronics, Inc. (a)	5,216	37,503
ePlus, Inc. (a)	3,572	201,282
Evolv Technologies Holdings, Inc. (a)	15,053	99,049
Fabrinet (a)	4,941	610,905
FARO Technologies, Inc. (a)	2,730	45,291
Insight Enterprises, Inc. (a)	3,846	564,170
Iteris, Inc. (a)	5,734	23,853
Itron, Inc. (a)	6,101	479,966
Kimball Electronics, Inc. (a)	3,220	93,960
Knowles Corp. (a)	12,015	219,514
Lightwave Logic, Inc. (a)(b)	15,403	103,508
Luna Innovations, Inc. (a)	4,304	38,908
Methode Electronics, Inc. Class A	4,736	159,319
MicroVision, Inc. (a)(b)	23,661	94,644
Mirion Technologies, Inc. Class A (a)	26,857	202,770
Napco Security Technologies, Inc.	4,244	159,065
nLIGHT, Inc. (a)	5,920	85,248
Novanta, Inc. (a)	4,801	849,297
OSI Systems, Inc. (a)	2,123	253,125
Par Technology Corp. (a)	3,579	123,798
PC Connection, Inc.	1,530	74,067
Plexus Corp. (a)	3,673	361,754
Presto Automation, Inc. (a)(b)	443	1,763
Richardson Electronics Ltd.	1,627	22,453
Rogers Corp. (a)	2,321	391,344
Sanmina Corp. (a)	7,732	475,209
ScanSource, Inc. (a)	3,377	101,614
Smartrent, Inc. (a)	24,665	98,167
Tingo Group, Inc. (a)(b)	16,337	23,035
TTM Technologies, Inc. (a)	13,683	196,488
Vishay Intertechnology, Inc.	17,308	487,220
Vishay Precision Group, Inc. (a)	1,659	62,063
Vuzix Corp. (a)(b)	7,755	40,946
		9,219,021
IT Services - 0.5%
BigBear.ai Holdings, Inc. (a)(b)	3,629	7,294
BigCommerce Holdings, Inc. (a)	9,029	97,603
Brightcove, Inc. (a)	5,943	26,684
CXApp, Inc. Class A (a)	264	1,766
Digitalocean Holdings, Inc. (a)(b)	8,511	421,465
Fastly, Inc. Class A (a)	15,918	292,414
Grid Dynamics Holdings, Inc. (a)	7,482	77,962
Hackett Group, Inc.	3,354	77,981
Information Services Group, Inc.	4,820	24,823
Perficient, Inc. (a)	4,607	293,881
Rackspace Technology, Inc. (a)	10,656	24,722
Squarespace, Inc. Class A (a)	5,979	198,144
Thoughtworks Holding, Inc. (a)	12,379	87,767
Tucows, Inc. (a)(b)	1,329	41,053
Unisys Corp. (a)	8,612	46,849
		1,720,408
Semiconductors & Semiconductor Equipment - 3.2%
ACM Research, Inc. (a)	6,467	84,718
AEHR Test Systems (a)(b)	3,474	181,204
Alpha & Omega Semiconductor Ltd. (a)	3,107	102,158
Ambarella, Inc. (a)	4,897	408,508
Amkor Technology, Inc.	13,736	399,580
Atomera, Inc. (a)(b)	2,731	23,569
Axcelis Technologies, Inc. (a)	4,376	877,300
CEVA, Inc. (a)	3,094	84,033
Cohu, Inc. (a)	6,269	273,642
Credo Technology Group Holding Ltd. (a)	13,104	222,375
Diodes, Inc. (a)	6,056	572,231
FormFactor, Inc. (a)	10,341	384,272
Ichor Holdings Ltd. (a)	3,821	147,949
Impinj, Inc. (a)	3,081	205,256
indie Semiconductor, Inc. (a)	18,544	175,797
Intest Corp. (a)	1,431	30,280
Kulicke & Soffa Industries, Inc.	7,445	445,807
MACOM Technology Solutions Holdings, Inc. (a)	7,291	509,787
Maxeon Solar Technologies Ltd. (a)	3,363	83,032
MaxLinear, Inc. Class A (a)	10,022	247,243
Navitas Semiconductor Corp. (a)	13,709	145,041
NVE Corp.	645	51,090
Onto Innovation, Inc. (a)	6,574	817,280
PDF Solutions, Inc. (a)	4,115	189,249
Photronics, Inc. (a)	8,198	216,837
Power Integrations, Inc.	7,613	739,527
Rambus, Inc. (a)	14,641	916,673
Semtech Corp. (a)	8,566	250,127
Silicon Laboratories, Inc. (a)	4,260	635,336
SiTime Corp. (a)	2,307	297,626
SkyWater Technology, Inc. (a)	2,364	23,120
SMART Global Holdings, Inc. (a)	6,494	172,740
Synaptics, Inc. (a)	5,293	478,011
Transphorm, Inc. (a)	3,222	10,053
Ultra Clean Holdings, Inc. (a)	5,964	227,228
Veeco Instruments, Inc. (a)	6,841	192,643
		10,821,322
Software - 5.5%
8x8, Inc. (a)	15,225	72,167
A10 Networks, Inc.	9,544	148,123
ACI Worldwide, Inc. (a)	14,547	337,345
Adeia, Inc.	14,388	172,944
Agilysys, Inc. (a)	2,693	198,286
Alarm.com Holdings, Inc. (a)	6,425	354,724
Alkami Technology, Inc. (a)	5,298	89,430
Altair Engineering, Inc. Class A (a)	7,207	540,093
American Software, Inc. Class A	4,391	50,628
Amplitude, Inc. (a)	9,105	105,436
AppFolio, Inc. (a)	2,576	465,200
Appian Corp. Class A (a)	5,509	283,824
Applied Digital Corp. (a)	9,163	87,782
Asana, Inc. (a)	10,675	259,189
Aurora Innovation, Inc. (a)	40,687	133,453
AvePoint, Inc. (a)	20,705	128,371
Bit Digital, Inc. (a)	9,692	42,936
Blackbaud, Inc. (a)	5,840	440,628
BlackLine, Inc. (a)	7,551	438,562
Box, Inc. Class A (a)	18,923	591,344
Braze, Inc. (a)	4,639	210,889
C3.ai, Inc. (a)(b)	7,874	330,708
Cerence, Inc. (a)	5,403	150,257
Cipher Mining, Inc. (a)(b)	5,605	21,299
Cleanspark, Inc. (a)	10,265	61,693
Clear Secure, Inc.	11,203	265,623
CommVault Systems, Inc. (a)	5,992	466,957
Consensus Cloud Solutions, Inc. (a)	2,630	85,238
CoreCard Corp. (a)	972	23,357
Couchbase, Inc. (a)	4,556	76,040
CS Disco, Inc. (a)	3,090	30,097
Digimarc Corp. (a)(b)	1,914	56,654
Digital Turbine, Inc. (a)	12,749	138,199
Domo, Inc. Class B (a)	4,109	73,428
E2open Parent Holdings, Inc. (a)	26,757	137,799
Ebix, Inc.	3,546	109,784
eGain Communications Corp. (a)	2,760	20,341
Enfusion, Inc. Class A (a)	3,436	37,281
EngageSmart, Inc. (a)	6,581	124,776
Envestnet, Inc. (a)	6,715	416,196
Everbridge, Inc. (a)	5,463	168,479
EverCommerce, Inc. (a)	3,148	36,769
Expensify, Inc. (a)	7,409	59,717
ForgeRock, Inc. (a)	6,342	130,962
Freshworks, Inc. (a)	21,764	406,116
Instructure Holdings, Inc. (a)	2,603	70,724
Intapp, Inc. (a)	2,106	86,472
InterDigital, Inc.	3,638	337,206
Jamf Holding Corp. (a)	9,375	203,625
Kaltura, Inc. (a)	11,142	22,507
LivePerson, Inc. (a)	8,517	40,456
Liveramp Holdings, Inc. (a)	8,613	245,815
Livevox Holdings, Inc. (a)	2,769	8,058
Marathon Digital Holdings, Inc. (a)(b)	22,591	392,406
Matterport, Inc. (a)	33,665	114,124
MeridianLink, Inc. (a)	3,496	78,101
MicroStrategy, Inc. Class A (a)(b)	1,483	649,376
Mitek Systems, Inc. (a)	5,781	59,024
Model N, Inc. (a)	5,002	166,667
N-able, Inc. (a)	9,404	132,314
Nextnav, Inc. (a)(b)	7,306	23,452
Olo, Inc. (a)	13,891	109,183
ON24, Inc.	4,361	38,595
Onespan, Inc. (a)	5,362	73,674
Pagerduty, Inc. (a)(b)	11,460	297,043
PowerSchool Holdings, Inc. (a)	7,536	182,145
Progress Software Corp.	5,841	350,810
PROS Holdings, Inc. (a)	5,994	227,772
Q2 Holdings, Inc. (a)	7,648	271,275
Qualys, Inc. (a)	4,992	692,890
Rapid7, Inc. (a)	8,051	369,621
Red Violet, Inc. (a)	1,505	31,169
Rimini Street, Inc. (a)	6,646	18,077
Riot Platforms, Inc. (a)	21,456	397,365
Sapiens International Corp. NV	4,135	111,397
Semrush Holdings, Inc. (a)(b)	4,221	44,785
SolarWinds, Inc. (a)	6,716	70,787
SoundHound AI, Inc. (a)(b)	18,692	43,552
SoundThinking, Inc. (a)	1,178	26,764
Sprinklr, Inc. (a)	11,717	164,507
Sprout Social, Inc. (a)	6,416	366,610
SPS Commerce, Inc. (a)	4,925	888,421
Tenable Holdings, Inc. (a)	15,326	745,763
TeraWulf, Inc. (a)	6,773	19,777
Varonis Systems, Inc. (a)	14,586	418,618
Verint Systems, Inc. (a)	8,472	316,599
Veritone, Inc. (a)	3,589	16,563
Viant Technology, Inc. (a)	1,804	8,731
Weave Communications, Inc. (a)	4,424	53,088
Workiva, Inc. (a)	6,552	689,860
Xperi, Inc.	5,674	74,443
Yext, Inc. (a)	14,392	139,890
Zeta Global Holdings Corp. (a)	18,024	166,181
Zuora, Inc. (a)	16,625	195,011
		18,830,417
Technology Hardware, Storage & Peripherals - 0.9%
Avid Technology, Inc. (a)	4,560	108,710
CompoSecure, Inc. (a)	2,165	16,064
Corsair Gaming, Inc. (a)	4,924	90,996
CPI Card Group (a)	568	13,865
Eastman Kodak Co. (a)	7,690	42,218
Immersion Corp.	4,225	29,829
Intevac, Inc. (a)	3,258	11,664
IonQ, Inc. (a)	21,579	415,396
Super Micro Computer, Inc. (a)	6,224	2,055,586
Turtle Beach Corp. (a)	2,100	23,625
Xerox Holdings Corp.	15,404	246,156
		3,054,109
TOTAL INFORMATION TECHNOLOGY		46,114,664
MATERIALS - 4.5%
Chemicals - 2.0%
AdvanSix, Inc.	3,556	142,631
American Vanguard Corp.	3,618	65,341
Amyris, Inc. (a)(b)	29,436	26,104
Aspen Aerogels, Inc. (a)	6,874	57,329
Avient Corp.	12,127	491,507
Balchem Corp.	4,283	577,091
Cabot Corp.	7,431	527,601
Chase Corp.	1,015	127,778
Core Molding Technologies, Inc. (a)	1,035	24,964
Danimer Scientific, Inc. (a)(b)	11,898	33,433
Ecovyst, Inc. (a)	12,696	156,034
FutureFuel Corp.	3,422	33,262
H.B. Fuller Co.	7,247	536,495
Hawkins, Inc.	2,600	121,550
Ingevity Corp. (a)	5,009	320,676
Innospec, Inc.	3,342	358,062
Intrepid Potash, Inc. (a)	1,427	39,243
Koppers Holdings, Inc.	2,688	102,843
Kronos Worldwide, Inc.	3,021	28,246
Livent Corp. (a)(b)	24,229	596,518
LSB Industries, Inc. (a)	7,377	82,401
Mativ, Inc.	7,372	116,035
Minerals Technologies, Inc.	4,345	266,566
Origin Materials, Inc. Class A (a)	14,119	63,253
Orion SA	7,515	164,729
Perimeter Solutions SA (a)	21,015	116,843
PureCycle Technologies, Inc. (a)(b)	15,572	184,372
Quaker Houghton	1,862	373,108
Rayonier Advanced Materials, Inc. (a)	8,557	40,475
Sensient Technologies Corp.	5,631	360,609
Stepan Co.	2,850	273,087
Trinseo PLC	4,691	82,655
Tronox Holdings PLC	15,719	208,906
Valhi, Inc.	308	4,725
		6,704,472
Construction Materials - 0.3%
Knife River Holding Co.	6,828	296,813
Summit Materials, Inc.	16,004	579,025
United States Lime & Minerals, Inc.	277	56,954
		932,792
Containers & Packaging - 0.3%
Greif, Inc.:
Class A	3,320	245,580
Class B	695	54,954
Myers Industries, Inc.	4,965	97,364
O-I Glass, Inc. (a)	20,839	478,463
Pactiv Evergreen, Inc.	5,451	46,933
Ranpak Holdings Corp. (A Shares) (a)	5,825	37,338
TriMas Corp.	5,544	142,813
		1,103,445
Metals & Mining - 1.8%
5E Advanced Materials, Inc. (a)	5,312	18,645
Alpha Metallurgical Resources	1,742	301,749
Arconic Corp. (a)	13,258	396,282
ATI, Inc. (a)	17,292	824,483
Caledonia Mining Corp. PLC	2,209	26,022
Carpenter Technology Corp.	6,459	386,636
Century Aluminum Co. (a)	7,029	65,370
Coeur d'Alene Mines Corp. (a)	42,694	131,498
Commercial Metals Co.	15,720	899,498
Compass Minerals International, Inc.	4,578	173,369
Constellium NV (a)	16,974	324,034
Contango ORE, Inc. (a)	486	9,040
Dakota Gold Corp. (a)	6,682	19,645
Haynes International, Inc.	1,675	84,018
Hecla Mining Co.	80,604	464,279
i-80 Gold Corp. (a)	25,826	52,685
Ivanhoe Electric, Inc. (a)	7,485	121,706
Kaiser Aluminum Corp.	2,144	174,093
Materion Corp.	2,756	328,350
Novagold Resources, Inc. (a)	32,204	145,240
Olympic Steel, Inc.	1,330	74,201
Perpetua Resources Corp. (a)(b)	5,068	19,157
Piedmont Lithium, Inc. (a)	2,417	132,597
PolyMet Mining Corp. (a)	4,662	9,697
Ramaco Resources, Inc.	2,972	27,342
Ramaco Resources, Inc. Class B	594	8,453
Ryerson Holding Corp.	3,031	128,787
Schnitzer Steel Industries, Inc. Class A	3,475	125,830
SunCoke Energy, Inc.	11,203	99,483
TimkenSteel Corp. (a)	5,849	136,282
Tredegar Corp.	3,488	24,137
Warrior Metropolitan Coal, Inc.	6,943	307,228
Worthington Industries, Inc.	4,132	308,330
		6,348,166
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	2,260	72,840
Glatfelter Corp.	5,783	19,662
Sylvamo Corp.	4,880	239,462
		331,964
TOTAL MATERIALS		15,420,839
REAL ESTATE - 6.1%
Equity Real Estate Investment Trusts (REITs) - 5.3%
Acadia Realty Trust (SBI)	12,819	201,386
Alexander & Baldwin, Inc.	10,081	193,555
Alexanders, Inc.	303	58,591
Alpine Income Property Trust, Inc.	1,977	33,589
American Assets Trust, Inc.	6,712	151,020
Apartment Investment & Management Co. Class A	19,887	165,659
Apple Hospitality (REIT), Inc.	29,228	453,034
Armada Hoffler Properties, Inc.	9,500	117,990
Braemar Hotels & Resorts, Inc.	9,232	34,158
Brandywine Realty Trust (SBI)	23,772	120,049
Broadstone Net Lease, Inc.	25,594	417,182
BRT Apartments Corp.	1,712	33,333
CareTrust (REIT), Inc.	13,662	284,033
CBL & Associates Properties, Inc.	3,658	79,635
Centerspace	2,099	130,411
Chatham Lodging Trust	6,659	63,926
City Office REIT, Inc.	5,681	31,075
Clipper Realty, Inc.	1,911	12,230
Community Healthcare Trust, Inc.	3,544	124,891
Corporate Office Properties Trust (SBI)	15,290	397,540
CTO Realty Growth, Inc.	3,158	55,265
DiamondRock Hospitality Co.	28,523	242,446
Diversified Healthcare Trust (SBI)	32,130	67,152
Douglas Emmett, Inc.	22,990	337,953
Easterly Government Properties, Inc.	12,823	189,267
Elme Communities (SBI)	12,014	195,228
Empire State Realty Trust, Inc.	17,839	159,659
Equity Commonwealth	14,044	275,122
Essential Properties Realty Trust, Inc.	20,234	496,745
Farmland Partners, Inc.	6,895	79,224
Four Corners Property Trust, Inc.	11,869	312,155
Getty Realty Corp.	6,161	199,124
Gladstone Commercial Corp.	5,702	75,837
Gladstone Land Corp.	4,602	77,037
Global Medical REIT, Inc.	8,612	85,259
Global Net Lease, Inc.	14,567	155,721
Hersha Hospitality Trust	4,340	27,168
Hudson Pacific Properties, Inc.	18,893	110,902
Independence Realty Trust, Inc.	30,614	521,663
InvenTrust Properties Corp.	9,241	224,926
JBG SMITH Properties	15,179	253,945
Kite Realty Group Trust	29,438	673,541
LTC Properties, Inc.	5,634	189,077
LXP Industrial Trust (REIT)	39,230	395,046
National Health Investors, Inc.	5,670	311,340
Necessity Retail (REIT), Inc./The	18,385	130,534
NETSTREIT Corp.	8,616	154,140
NexPoint Diversified Real Estate Trust	4,303	50,302
NexPoint Residential Trust, Inc.	3,066	127,423
Office Properties Income Trust	6,679	51,428
One Liberty Properties, Inc.	2,401	49,052
Orion Office (REIT), Inc.	8,035	52,228
Outfront Media, Inc.	19,989	309,030
Paramount Group, Inc.	25,071	131,372
Peakstone Realty Trust	3,734	94,620
Pebblebrook Hotel Trust	16,388	253,195
Phillips Edison & Co., Inc.	16,000	564,960
Physicians Realty Trust	32,387	477,384
Piedmont Office Realty Trust, Inc. Class A	17,118	127,358
Plymouth Industrial REIT, Inc.	5,897	134,275
Postal Realty Trust, Inc.	2,792	42,075
Potlatch Corp.	10,672	572,339
Retail Opportunity Investments Corp.	16,856	248,289
RLJ Lodging Trust	21,549	221,955
RPT Realty	11,828	128,570
Ryman Hospitality Properties, Inc.	7,756	739,069
Sabra Health Care REIT, Inc.	31,364	407,418
Safehold, Inc.	4,007	99,093
Saul Centers, Inc.	1,639	63,183
Service Properties Trust	22,318	189,480
SITE Centers Corp.	25,877	363,572
SL Green Realty Corp. (b)	8,881	334,903
Star Holdings	1,716	26,752
Summit Hotel Properties, Inc.	14,326	92,259
Sunstone Hotel Investors, Inc.	28,184	287,195
Tanger Factory Outlet Centers, Inc.	13,824	323,620
Terreno Realty Corp.	11,073	657,072
The Macerich Co.	29,158	371,765
UMH Properties, Inc.	7,600	126,540
Uniti Group, Inc.	32,269	180,061
Universal Health Realty Income Trust (SBI)	1,802	86,009
Urban Edge Properties	15,599	265,339
Urstadt Biddle Properties, Inc. Class A	4,003	90,788
Veris Residential, Inc.	10,634	198,643
Whitestone REIT Class B	6,855	70,744
Xenia Hotels & Resorts, Inc.	15,117	191,986
		17,900,109
Real Estate Management & Development - 0.8%
American Realty Investments, Inc. (a)	193	3,648
Anywhere Real Estate, Inc. (a)	14,444	121,041
Compass, Inc. (a)	40,103	168,032
Cushman & Wakefield PLC (a)	22,326	219,465
Digitalbridge Group, Inc.	21,703	347,682
Douglas Elliman, Inc.	10,594	23,413
eXp World Holdings, Inc. (b)	9,309	232,166
Forestar Group, Inc. (a)	2,471	72,845
FRP Holdings, Inc. (a)	887	50,887
Kennedy-Wilson Holdings, Inc.	16,062	265,023
Marcus & Millichap, Inc.	3,254	119,357
Maui Land & Pineapple, Inc. (a)	1,003	14,955
Newmark Group, Inc.	18,131	125,467
Opendoor Technologies, Inc. (a)	73,239	374,251
RE/MAX Holdings, Inc.	2,325	45,826
Redfin Corp. (a)	14,262	213,645
Stratus Properties, Inc.	749	21,257
Tejon Ranch Co. (a)	2,852	50,224
The RMR Group, Inc.	2,132	50,273
The St. Joe Co.	4,637	294,357
Transcontinental Realty Investors, Inc. (a)	249	8,713
		2,822,527
TOTAL REAL ESTATE		20,722,636
UTILITIES - 2.8%
Electric Utilities - 0.7%
Allete, Inc.	7,756	445,427
Genie Energy Ltd. Class B	2,657	35,630
MGE Energy, Inc.	4,888	392,213
Otter Tail Corp.	5,542	448,957
PNM Resources, Inc.	11,469	514,041
Portland General Electric Co.	13,014	620,377
		2,456,645
Gas Utilities - 1.0%
Brookfield Infrastructure Corp. A Shares (b)	13,235	618,339
Chesapeake Utilities Corp.	2,351	277,982
New Jersey Resources Corp.	13,056	583,603
Northwest Natural Holding Co.	4,866	209,092
ONE Gas, Inc.	7,424	587,461
RGC Resources, Inc.	1,080	21,730
Southwest Gas Holdings, Inc.	8,293	546,840
Spire, Inc.	6,938	441,049
		3,286,096
Independent Power and Renewable Electricity Producers - 0.3%
Altus Power, Inc. Class A (a)	8,590	58,498
Montauk Renewables, Inc. (a)	8,974	78,523
Ormat Technologies, Inc.	7,164	582,433
Sunnova Energy International, Inc. (a)(b)	13,554	239,364
		958,818
Multi-Utilities - 0.4%
Avista Corp.	10,145	392,003
Black Hills Corp.	8,952	540,074
NorthWestern Energy Corp.	8,088	456,729
Unitil Corp.	2,155	112,146
		1,500,952
Water Utilities - 0.4%
American States Water Co.	4,979	440,193
Artesian Resources Corp. Class A	1,122	51,118
Cadiz, Inc. (a)	5,475	22,667
California Water Service Group	7,545	400,036
Consolidated Water Co., Inc.	2,028	39,668
Global Water Resources, Inc.	1,571	19,952
Middlesex Water Co.	2,363	190,032
Pure Cycle Corp. (a)	2,651	32,660
SJW Group	4,167	293,607
York Water Co.	1,906	78,775
		1,568,708
TOTAL UTILITIES		9,771,219
TOTAL COMMON STOCKS (Cost $305,863,512)		339,529,665

U.S. Treasury Obligations - 0.1%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (e) (Cost $198,946)	200,000	198,918

Money Market Funds - 4.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (f)	2,289,193	2,289,651
Fidelity Securities Lending Cash Central Fund 5.14% (f)(g)	14,335,052	14,336,486
TOTAL MONEY MARKET FUNDS (Cost $16,626,137)		16,626,137

TOTAL INVESTMENT IN SECURITIES - 104.2% (Cost $322,688,595)	356,354,720
NET OTHER ASSETS (LIABILITIES) - (4.2)% (h)	(14,261,128)
NET ASSETS - 100.0%	342,093,592

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	25	Sep 2023	2,517,000	102,792	102,792

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $198,918.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $1,509 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	5,615,398	22,576,090	25,901,837	27,168	-	-	2,289,651	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	11,363,985	15,278,760	12,306,259	128,045	-	-	14,336,486	0.0%
Total	16,979,383	37,854,850	38,208,096	155,213	-	-	16,626,137

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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